UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2018 to October 31, 2019

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2019

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2019 (unaudited)

November 19, 2019

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the 12-month period ended October 31, 2019.

Performance Summary
11/1/2018 – 10/31/2019

Fund & Benchmark	Performance
Class I1	1.47%
Class A1,2	1.23%
Class C1,2	0.34%
Credit Suisse Leveraged Loan Index[3]	2.61%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A mixed period for the asset class

The 12-month period ended October 31, 2019 was a positive one for the senior secured loan asset class. The Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark (the "Benchmark"), returned 2.61% for the period. The discount margin for senior loans, using a three-year average life assumption, widened 114 basis points during the period to +512 basis points. Principal depreciation, however, was a large detractor, as the price of the Index decreased 2.81% to end the period at $95.22.

Along with the drop in the overall Index price, the market saw a relatively significant increase in the amount of loans trading below 90. In fact, sub-90 loans grew from 5.18% of the Index a year ago to 13.22% (by par amount) at period end. Fundamentals, however, continue to remain strong with a par-weighted default rate of 1.65%, still well below the historical average of about 3%.

From a quality point of view, the higher rated portion of the Index outperformed for the year. Split BBB posted the highest returns, at 4.76%, followed by BB loans, which returned 4.25% for the period. Split B and CCC/Split CCC rated loans underperformed, returning -1.89% and -3.90%, respectively.

As Federal Reserve policy swings shifted demand out of floating rate products, loan funds reported outflows each month, totaling -$53.4 billion for the year. Mutual fund managers have been able to raise cash for these redemptions, thanks

1

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

to demand from CLO creation and light primary issuances. Gross and net CLO issuance for the period were $173.3 billion and $119.3 billion, respectively.

The period saw a significant decrease in new issue activity. According to JPMorgan, gross and net issuance were $341.9 billion and $203.8 billion, respectively — which represents respective decreases of 59% and 33.6% compared to the prior year.

Strategic Review and Outlook: Searching for pockets of opportunity

For the annual period ended October 31, 2019, the Fund underperformed the benchmark. While higher rated loans outperformed the market, lower quality assets lagged for much of the year. As rate expectations stabilize, we will look to find pockets of opportunity.

Separately, with the expectation of a potential trade deal between the United States and China, we believe the markets will likely experience continued volatility as White House rhetoric is carefully analyzed. And if political uneasiness creates another pocket of weakness, we will likely view it as an opportunity to deploy cash at lower levels.

Additionally, although CLO year-to-date issuance continues to lag 2018 by around 10%, it is about the same on a deal count basis. Since January, the average Caa basket has increased 20 basis points to 3.5%, while the average CCC basket increased 50 basis points to 3.4%, as Standard & Poor's has been more actively downgrading.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

2

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1,2 and the
Credit Suisse Leveraged Loan Index3 for Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 29, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (3.56%). Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%, was (0.62%).

3   Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

4

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Average Annual Returns as of October 31, 20191

	1 Year	5 Years	10 Years
Class I	1.47%	3.74%	5.85%
Class A Without Sales Charge	1.23%	3.49%	5.60%
Class A With Maximum Sales Charge	(3.56)%	2.50%	5.09%
Class C Without CDSC	0.34%	2.72%	4.80%
Class C With CDSC	(0.62)%	2.72%	4.80%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.78% for Class I shares, 1.03% for Class A shares and 1.78% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 29, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2019

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,000.80	$998.20	$994.50
Expenses Paid per $1,000*	$3.53	$4.78	$8.55
Hypothetical 5% Fund Return
Beginning Account Value 05/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,021.68	$1,020.42	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2019)

S&P Ratings**
A	1.4%
BBB	5.4
BB	27.3
B	50.8
CCC	10.8
NR	4.0
Subtotal	99.7
Equity and Other	0.3
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (81.2%)
Advertising (0.7%)
$8,707	Clear Channel Outdoor Holdings, Inc., LIBOR 1M + 3.500%(1)	(B+, B1)	08/21/26	5.286	$8,733,789
4,368	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	5.536	4,268,144
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.286	5,855,407
					18,857,340
Aerospace & Defense (0.8%)
2,968	Fly Funding II Sarl, LIBOR 3M + 2.000%(1)	(BBB-, Ba2)	02/09/23	4.180	2,971,992
11,078	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	11/28/21	7.187	10,944,612
5,237	TransDigm, Inc., LIBOR 1M + 2.500%(1)	(B+, Ba3)	08/22/24	4.286	5,205,176
					19,121,780
Air Transportation (0.6%)
1,908	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	10/12/21	3.939	1,910,619
12,733	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	12/14/23	3.921	12,732,704
					14,643,323
Auto Parts & Equipment (2.7%)
16,053	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	4.102	15,324,059
21,029	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba2)	11/02/23	3.786	20,121,762
9,868	Jason, Inc., LIBOR 3M + 4.500%(1),(2)	(CCC+, Caa1)	06/30/21	6.516	8,753,965
2,963	L&W, Inc., LIBOR 1M + 6.375%(1),(3)	(BB-, B2)	05/22/25	8.161	2,866,219
8,600	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(1)	(B+, Ba3)	04/30/26	5.300	8,503,250
13,092	U.S. Farathane LLC, LIBOR 1M + 3.500%(1),(3)	(B+, B3)	12/23/21	5.286	11,979,008
					67,548,263
Automakers (0.7%)
12,136	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(4)	(BB-, B1)	06/30/22	3.500	13,492,730
3,811	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/30/22	4.286	3,785,518
					17,278,248
Banking (0.3%)
6,809	Citco Funding LLC, LIBOR 1M + 2.500%(1),(3)	(NR, Ba3)	09/28/23	4.286	6,779,594
Building & Construction (0.2%)
4,234	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1)	(BB, B2)	10/29/24	4.540	4,249,389
Building Materials (3.6%)
3,950	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/28/25	6.286	3,747,563
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(2)	(CCC+, Caa2)	04/27/26	10.536	1,624,125
15,000	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.250%(1)	(BB+, B1)	01/15/27	3.786	14,995,350

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials
$7,280	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	09/30/23	4.290	$7,261,645
9,431	Installed Building Products, Inc., LIBOR 1M + 2.500%(1),(3)	(BB+, Ba3)	04/15/25	4.286	9,466,221
1,958	NCI Building Systems, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	04/12/25	5.671	1,897,259
20,696	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B+, B2)	05/08/22	5.044	19,695,823
15,586	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	11/21/24	3.786	15,637,012
15,956	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	5.360	15,652,188
					89,977,186
Cable & Satellite TV (1.8%)
14,409	Charter Communications Operating, LLC, LIBOR 1M +1.750%(1)	(BBB-, Ba1)	04/30/25	3.580	14,473,114
21,672	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	4.171	21,601,702
2,000	Ziggo B.V., EURIBOR 3M + 3.000%(1),(4)	(B+, B1)	01/31/29	3.000	2,223,246
6,408	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(B+, B1)	04/15/25	4.421	6,340,434
					44,638,496
Chemicals (8.3%)
5,234	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(4)	(B, B2)	09/13/23	3.250	5,561,252
1,839	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	5.394	1,750,155
1,385	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	5.394	1,318,560
18,485	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	5.104	18,165,430
9,237	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1)	(BB-, B1)	08/27/26	7.354	9,277,253
3,835	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1)	(B, B2)	11/20/23	5.286	3,722,597
1,907	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(2),(3)	(CCC, Caa2)	11/18/24	9.786	1,840,675
2,949	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/20/23	5.286	2,862,833
18,282	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	3.854	18,283,974
7,286	CTC AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(4)	(B, B2)	03/07/25	2.500	8,083,388
2,646	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.354	2,625,395
2,590	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.354	2,569,535
1,925	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(4)	(CCC+, Caa1)	09/07/21	3.750	1,779,460
557	Flint Group GmbH, LIBOR 3M + 3.000%(1),(3)	(CCC+, Caa1)	09/07/21	4.936	446,337
3,369	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1),(3)	(CCC+, Caa1)	09/07/21	4.936	2,699,975
11,755	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	4.430	11,755,061
6,649	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/31/24	3.786	6,590,090
8,944	PMHC II, Inc., LIBOR 3M + 3.500%(1)	(CCC+, B3)	03/31/25	5.604	7,272,550

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$2,907	PMHC II, Inc., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	03/30/26	9.933	$2,272,420
16,872	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(1),(3)	(B, B2)	10/15/25	6.794	15,944,512
11,397	PQ Corp., LIBOR 3M + 2.500%(1)	(BB-, B1)	02/08/25	4.427	11,407,074
3,179	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(3)	(BB-, B2)	06/30/23	4.540	3,180,795
5,560	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	06/26/25	6.124	5,303,301
18,472	Starfruit Finco B.V, LIBOR 1M + 3.250%(1)	(B+, B1)	10/01/25	5.190	18,064,703
11,876	Tronox Finance LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	09/23/24	4.660	11,788,779
4,209	Univar, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	07/01/24	4.036	4,227,649
22,517	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC, Caa1)	05/22/21	5.786	17,450,883
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2),(3)	(CCC, Caa2)	10/27/25	10.337	3,471,039
7,132	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, Caa1)	08/12/24	6.044	5,533,410
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Ca)	08/11/25	10.354	1,186,875
					206,435,960
Diversified Capital Goods (1.1%)
3,186	Callaway Golf Co., LIBOR 3M + 4.500%(1)	(BB-, Ba3)	01/02/26	6.440	3,225,630
16,133	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(1)	(B, B2)	11/30/23	5.927	15,251,502
3,419	Dynacast International LLC, LIBOR 3M + 3.250%(1),(3)	(B-, B2)	01/28/22	5.354	3,162,980
3,950	Electrical Components International, Inc., LIBOR 3M + 4.250%(1),(3)	(B-, B2)	06/26/25	6.355	3,555,000
2,785	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	4.786	2,786,385
					27,981,497
Electric - Generation (0.6%)
14,499	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	08/01/25	5.286	14,430,045
Electronics (3.7%)
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1),(3)	(BB-, Ba3)	10/04/24	4.460	4,215,277
2,456	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(3)	(B-, B2)	12/02/24	5.604	2,416,336
24,379	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B-, B3)	05/17/24	4.036	21,316,050
14,609	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	3.790	14,673,171
13,780	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	5.854	13,144,474
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(4)	(B-, B3)	01/10/24	3.750	7,570,894
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.300	12,761,317
17,259	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	4.786	17,295,057
					93,392,576

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Energy - Exploration & Production (0.9%)
$6,634	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(1)	(B, B2)	05/22/26	5.804	$6,186,360
5,474	PES Holdings LLC, Prime + 6.250%(1),(5)	(NR, NR)	12/31/22	12.000	4,561,299
14,548	PES Holdings LLC, LIBOR 3M + 6.990%(1),(5)	(NR, NR)	12/31/22	13.490	4,800,822
1,163	PES Holdings LLC(6),(7)	(B+, NR)	04/30/20	3.000	1,177,031
2,438	PES Holdings LLC, LIBOR 2M + 14.000%(1)	(NR, NR)	04/30/20	15.883	2,467,969
3,967	PES Holdings LLC, Prime + 9.000%(1),(2),(3),(5)	(NR, NR)	12/31/22	13.750	3,113,714
					22,307,195
Environmental (0.7%)
16,665	GFL Environmental, Inc., LIBOR 1M + 3.000%(1)	(B+, B1)	05/30/25	4.786	16,633,973
Food & Drug Retailers (0.2%)
2,999	L1R HB Finance Limited Â , EURIBOR 3M + 4.250%(1),(4)	(B, B2)	09/02/24	4.250	2,180,398
2,999	L1R HB Finance Limited Â , LIBOR 3M + 5.250%(1),(8)	(B, B2)	09/02/24	6.015	2,472,042
					4,652,440
Food - Wholesale (0.9%)
1,985	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	12/13/23	5.036	1,858,993
2,977	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	12/13/23	5.036	2,778,114
2,784	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(1),(3)	(B-, B2)	12/13/23	6.354	2,631,204
2,154	U.S. Foods, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	09/13/26	3.786	2,163,420
9,005	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	10/22/25	6.036	7,254,452
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(2),(3),(4)	(B, B2)	01/31/25	5.750	5,097,128
					21,783,311
Gaming (2.6%)
19,339	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	12/23/24	4.536	19,081,207
7,445	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	07/08/24	5.786	7,190,407
11,043	Eldorado Resorts LLC, LIBOR 1M + 2.250%(1)	(BB, Ba1)	04/17/24	4.214	11,044,813
4,402	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1),(3)	(BB-, Ba3)	03/13/25	5.104	4,314,229
15,000	Jackpotjoy PLC, LIBOR 1M + 5.000%(1),(8)	(B+, B1)	12/06/24	5.713	19,534,406
4,750	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/21/25	3.786	4,770,585
					65,935,647
Gas Distribution (0.2%)
4,477	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(1)	(B+, B2)	09/27/24	5.800	3,951,294

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities (1.4%)
$11,250	DaVita, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	08/12/26	4.036	$11,292,694
6,451	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	09/02/24	5.040	6,246,373
2,735	Western Dental Services, Inc., LIBOR 1M + 4.500%(1),(3)	(B-, B3)	06/30/23	6.286	2,718,051
14,434	Western Dental Services, Inc., LIBOR 1M + 5.250%(1),(3)	(B-, B3)	06/30/23	7.036	14,398,253
					34,655,371
Health Services (2.1%)
14,643	Athenahealth, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	02/11/26	6.681	14,551,559
7,960	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B+, B2)	02/27/26	5.536	7,840,603
5,379	Carestream Health, Inc., LIBOR 1M + 5.750%(1)	(B, B1)	02/28/21	7.536	5,185,861
3,750	Radiology Partners Holdings LLC, LIBOR 12M + 8.250%(1),(3)	(CCC+, Caa2)	07/09/26	10.153	3,656,250
3,732	Radiology Partners Holdings LLC, LIBOR 6M + 4.750%(1)	(B, B2)	07/09/25	6.661	3,630,040
13,562	Sotera Health Holdings LLC, LIBOR 3M + 3.000%(1)	(B, B1)	05/15/22	4.927	13,363,088
798	Sotera Health Holdings LLC, LIBOR 1M + 3.500%(1)	(B, B1)	05/15/22	5.427	797,003
2,885	Valitas Health Services, Inc., LIBOR 3M + 10.000%(1),(3),(9)	(NR, NR)	06/30/20	12.104	2,855,993
5,118	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(9)	(NR, NR)	06/30/20	14.104	486,227
					52,366,624
Hotels (1.0%)
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(4)	(B+, B2)	05/07/25	4.500	5,595,713
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(4)	(CCC+, Caa2)	04/30/26	9.000	3,319,055
5,098	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, B2)	04/29/24	4.540	4,981,962
4,757	RHP Hotel Properties, LP, LIBOR 1M + 2.000%(1)	(BB, Ba3)	05/11/24	3.790	4,764,454
5,308	Wyndham Hotels & Resorts, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	05/30/25	3.536	5,338,559
					23,999,743
Insurance Brokerage (3.4%)
13,845	Acrisure LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/22/23	6.354	13,632,693
4,679	Acrisure LLC, LIBOR 3M + 3.750%(1)	(B, B2)	11/22/23	5.854	4,564,388
20,535	Alliant Holdings Intermediate, LLC, LIBOR 3M + 3.000%(1)	(B, B2)	05/09/25	4.804	20,044,079
7,537	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	10/22/24	5.286	7,420,480
16,956	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	4.940	16,612,888
7,370	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(4)	(B, B2)	12/13/24	3.500	8,234,231
13,414	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	4.786	13,042,542
					83,551,301

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (1.8%)
$10,184	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	04/03/24	6.104	$9,694,051
19,055	Ditech Holding Corp., Prime + 7.000%(1),(5)	(NR, NR)	06/30/22	12.250	7,776,841
1,250	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	5.550	1,251,563
8,950	FinCo I LLC, LIBOR 1M + 2.000%(1)	(BB, Baa3)	12/27/22	3.786	8,975,510
6,481	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(1)	(B+, B2)	12/07/20	6.786	6,373,048
9,768	VFH Parent LLC, LIBOR 6M + 3.500%(1)	(B+, Ba3)	03/01/26	6.044	9,768,887
					43,839,900
Machinery (1.6%)
6,930	Cohu, Inc., LIBOR 6M + 3.000%(1)	(B, B2)	10/01/25	5.200	6,635,475
2,331	CPM Holdings, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	11/17/25	5.536	2,289,367
1,977	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2)	(CCC+, Caa2)	11/15/26	10.036	1,936,552
6,355	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(8)	(CCC-, Caa3)	04/09/20	4.750	5,715,663
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC+, Caa2)	09/06/26	8.536	3,164,557
13,880	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	5.286	12,811,055
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	10/23/25	4.286	8,271,440
					40,824,109
Managed Care (0.4%)
8,699	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(1)	(B+, B2)	04/02/25	5.438	8,726,466
2,000	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	06/07/23	4.854	1,881,020
					10,607,486
Media - Diversified (0.4%)
6,203	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B+, B2)	10/20/25	5.036	5,974,385
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1)	(CCC+, Caa2)	10/19/26	8.786	4,806,250
					10,780,635
Media Content (0.5%)
12,542	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(BB-, Ba3)	11/01/23	3.911	12,556,356
Medical Products (0.8%)
15,046	ABB Concise Optical Group LLC, LIBOR 6M + 5.000%(1)	(CCC+, B3)	06/15/23	7.168	14,331,310
4,781	Avantor, Inc., LIBOR 1M + 3.000%(1)	(B+, Ba2)	11/21/24	4.786	4,816,590
223	Lifescan Global Corp., LIBOR 3M + 6.000%(1)	(B, B2)	10/01/24	8.056	199,698
					19,347,598
Metals & Mining - Excluding Steel (0.6%)
14,037	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(3)	(BB-, B1)	02/12/25	5.286	13,527,971
7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(3),(5)	(NR, NR)	02/28/19	8.500	451,730
					13,979,701

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Non - Electric Utilities (0.2%)
$4,759	BCP Raptor LLC, LIBOR 1M + 4.250%(1)	(B, B3)	06/24/24	6.036	$4,215,112
Oil Field Equipment & Services (0.1%)
5,483	Seadrill Partners Finco LLC, LIBOR 3M + 6.000%(1)	(CCC+, Caa2)	02/21/21	8.104	2,806,108
Oil Refining & Marketing (0.7%)
2,269	EG America LLC, LIBOR 3M + 8.000%(1)	(CCC+, Caa1)	04/20/26	10.104	2,147,248
13,248	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(4)	(B, B2)	02/07/25	4.000	14,317,856
					16,465,104
Packaging (1.7%)
3,949	Anchor Glass Container Corp., LIBOR 1M + 2.750% (1)	(CCC+, B3)	12/07/23	4.729	2,985,818
6,175	Anchor Glass Container Corp., LIBOR 1M + 7.750%(1)	(CCC-, Caa2)	12/07/24	9.740	3,500,453
4,988	Berry Global, Inc., LIBOR 1M + 2.500%(1)	(BBB-, Ba2)	07/01/26	4.439	5,010,168
15,372	Flex Acquisition Co., Inc., LIBOR 1M + 3.000%(1)	(B, B2)	12/29/23	5.096	14,553,188
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(4)	(B-, B3)	06/30/22	4.750	9,042,013
3,758	Proampac PG Borrower LLC, LIBOR 3M + 3.500%(1)	(B, B3)	11/20/23	5.532	3,551,709
4,375	Strategic Materials, Inc., LIBOR 1M + 7.750%(1),(2),(3)	(CCC-, Caa3)	10/27/25	9.677	3,018,750
					41,662,099
Personal & Household Products (1.5%)
6,910	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, Caa1)	02/05/24	6.536	6,894,511
4,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(CCC+, Caa1)	10/31/23	5.250	4,101,355
22,436	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(1)	(CCC+, Caa1)	11/08/23	5.405	13,360,832
6,612	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(1)	(CCC-, Caa3)	11/08/24	9.846	1,849,963
12,797	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/23	5.859	12,528,913
					38,735,574
Pharmaceuticals (1.8%)
3,004	Akorn, Inc., LIBOR 1M + 7.000%(1)	(B-, Caa1)	04/16/21	8.813	2,795,107
2,171	Alkermes, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	03/23/23	4.410	2,166,833
4,656	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba2)	06/02/25	4.921	4,677,303
11,187	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba2)	11/27/25	4.671	11,213,866
16,583	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(B+, B1)	04/29/24	6.063	15,303,657
10,223	Syneos Health, Inc., LIBOR 1M + 1.500%(1),(3)	(BB, Ba3)	03/25/24	3.286	9,954,265
					46,111,031

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Development & Management (1.7%)
$10,754	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	4.290	$10,763,531
754	Capital Automotive LP, LIBOR 1M + 6.000%(1)	(CCC+, B3)	03/24/25	7.790	757,613
8,873	Forest City Enterprises LP, LIBOR 1M + 4.000%(1)	(B+, B2)	12/07/25	5.786	8,936,934
23,000	Hanjin International Corp., LIBOR 1M + 2.500%(1),(3)	(B+, Ba3)	10/18/20	4.304	22,942,500
					43,400,578
Real Estate Investment Trusts (0.4%)
9,260	iStar, Inc., LIBOR 1M + 2.750%(1),(3)	(BB-, Ba2)	06/28/23	4.671	9,282,920
Recreation & Travel (3.0%)
14,322	Alterra Mountain Co., LIBOR 1M + 3.000%(1)	(B, B1)	07/31/24	4.786	14,384,682
2,154	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1),(2)	(CCC+, Caa2)	09/04/26	9.536	2,132,307
10,103	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1),(3)	(B+, B2)	09/05/25	5.536	9,900,875
10,583	Crown Finance U.S., Inc., LIBOR 1M + 2.250%(1)	(BB-, B1)	02/28/25	4.036	10,456,705
9,420	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(B, B2)	04/27/25	6.604	9,434,495
813	Merlin Entertainments PLC(7)	(B+, Ba3)	10/16/26	0.000	817,364
6,187	Merlin Entertainments PLC(7)	(B+, Ba3)	10/11/26	5.260	6,219,071
3,980	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(8)	(B, B2)	03/03/24	4.963	5,018,853
16,019	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	03/31/24	4.786	15,998,990
					74,363,342
Restaurants (1.9%)
9,213	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(BB, Ba2)	02/16/24	4.036	9,241,310
16,757	Golden Nugget, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	10/04/23	4.688	16,746,355
14,054	IRB Holding Corp., LIBOR 3M + 3.250%(1)	(B+, B2)	02/05/25	5.216	13,969,013
8,493	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	4.786	8,274,284
					48,230,962
Software - Services (8.7%)
8,716	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	5.696	8,351,111
4,078	Almonde, Inc., LIBOR 6M + 7.250%(1)	(CCC, Caa2)	06/13/25	9.446	3,829,862
4,664	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	5.104	4,643,455
6,948	Compuware Corp., LIBOR 1M + 4.000%(1)	(B, B2)	08/22/25	5.786	6,985,121
5,727	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	04/29/24	4.540	5,642,988
22,982	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	5.040	22,939,294
16,770	Flexera Software LLC, LIBOR 1M + 3.500%(1)	(B-, B1)	02/26/25	5.290	16,816,139
2,846	Flexera Software LLC, LIBOR 1M + 7.250%(1)	(CCC+, Caa1)	02/26/26	9.040	2,853,269
10,342	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1),(3)	(B, B3)	06/28/24	5.354	10,122,541
17,272	Go Daddy Operating Company LLC, LIBOR 1M + 1.750% (1)	(BB, Ba1)	02/15/24	3.536	17,310,957

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$3,867	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(4)	(B-, B2)	12/01/23	3.500	$4,311,166
7,000	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	8.786	7,041,580
9,553	Hyland Software, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	07/01/24	5.036	9,507,521
5,776	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(4)	(B, Ba3)	02/01/22	3.250	6,466,937
3,986	Infor (U.S.), Inc., LIBOR 3M + 2.750%(1)	(B, Ba3)	02/01/22	4.854	3,995,010
13,905	MA FinanceCo. LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	11/19/21	4.050	13,837,797
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.300	1,906,026
1,185	Mitchell International, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	12/01/25	9.036	1,093,333
13,689	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B, B3)	04/26/24	5.490	13,406,844
1,511	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	04/26/24	6.240	1,511,371
15,696	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	4.536	15,585,355
6,616	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(1)	(BB+, Ba2)	04/16/25	4.036	6,641,817
10,149	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	04/16/25	4.036	10,188,688
13,195	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	05/04/26	5.536	13,237,158
7,765	Verint Systems, Inc., LIBOR 2M + 2.000%(1)	(BBB-, Ba1)	06/28/24	4.147	7,808,770
					216,034,110
Specialty Retail (0.5%)
2,881	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/03/25	9.440	2,747,754
2,364	Champ Acquisition Corp., LIBOR 3M + 5.500%(1)	(B, B1)	12/19/25	7.604	2,367,253
383	Mister Car Wash Holdings, Inc.(6),(7)	(NR, B2)	05/14/26	3.500	380,370
7,641	Mister Car Wash Holdings, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	05/14/26	5.658	7,588,369
					13,083,746
Steel Producers/Products (1.8%)
22,224	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	12/22/23	4.860	22,220,717
23,665	Zekelman Industries, Inc., LIBOR 1M + 2.250%(1)	(BB-, B1)	06/14/21	4.073	23,657,548
					45,878,265
Support - Services (4.7%)
1,206	Allied Universal Holdco LLC(6),(7)	(B-, B3)	07/10/26	2.125	1,199,412
12,184	Allied Universal Holdco LLC, LIBOR 6M + 4.250%(1)	(B-, B3)	07/10/26	6.507	12,114,064
11,606	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B-, B3)	06/21/24	6.236	11,294,138
16,404	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	4.286	16,327,389
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(2),(4)	(B-, B2)	01/06/24	4.500	5,155,282
10,548	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	4.671	10,440,772
6,291	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/22/24	3.786	6,310,457

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$14,201	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(1),(2)	(CCC, Caa1)	12/20/23	6.436	$12,639,007
15,709	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	5.036	15,273,615
14,152	The Geo Group, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	3.790	12,870,963
7,336	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(B-, B3)	02/16/24	6.300	6,465,095
6,717	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(1)	(CCC+, Caa2)	08/25/25	9.950	6,609,697
					116,699,891
Tech Hardware & Equipment (0.4%)
10,000	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B+, Ba3)	04/06/26	5.036	9,828,150
Telecom - Wireless (1.6%)
14,312	SBA Senior Finance II LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	04/11/25	3.790	14,363,795
25,095	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	4.313	24,855,036
					39,218,831
Telecom - Wireline Integrated & Services (2.6%)
7,711	Altice France S.A., LIBOR 1M + 3.688%(1)	(B, B2)	01/31/26	5.609	7,546,809
7,664	CenturyLink Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	4.536	7,597,474
1,672	GTT Communications, Inc., LIBOR 1M + 2.750%(1)	(B-, B2)	05/31/25	4.540	1,251,642
18,280	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	4.036	18,325,700
2,487	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	11/15/24	4.786	2,461,455
3,900	Numericable Group S.A., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/25	4.536	3,786,042
2,487	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	5.290	2,468,781
20,318	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	4.036	20,372,737
					63,810,640
Theaters & Entertainment (3.1%)
13,203	AMC Entertainment Holdings, Inc., LIBOR 6M + 3.000%(1)	(BB-, Ba2)	04/22/26	5.230	13,213,524
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1),(3)	(B-, B2)	07/03/26	6.290	10,156,394
9,349	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, B1)	05/08/25	4.290	9,348,930
7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(4)	(B, B3)	12/06/23	3.000	6,807,979
2,903	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B, B3)	12/06/23	4.874	2,387,494
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(4)	(B, B3)	12/06/23	3.500	6,381,521
8,414	UFC Holdings, LLC, LIBOR 1M + 3.250%(1)	(B, B2)	04/29/26	5.040	8,420,412
21,452	William Morris Endeavor Entertainment LLC, LIBOR 3M + 2.750%(1)	(B, B2)	05/18/25	4.600	20,777,554
					77,493,808

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Transport Infrastructure/Services (0.2%)
$7,024	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B-, B2)	03/11/24	4.786	$5,548,826
TOTAL BANK LOANS (Cost $2,125,170,927)					2,019,975,478
CORPORATE BONDS (8.9%)
Aerospace & Defense (0.3%)
7,365	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(10)	(B+, Ba3)	03/15/26	6.250	7,908,169
Auto Parts & Equipment (0.6%)
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B, B2)	11/15/26	5.625	5,698,575
1,345	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(10)	(B, B3)	05/15/27	8.500	1,358,450
7,000	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(10)	(B+, Ba3)	05/15/26	6.250	7,417,900
					14,474,925
Building Materials (1.2%)
23,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/19 @ 100.00)(10)	(CCC, Caa1)	08/15/20	12.000	23,216,500
7,135	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 102.25)(10),(11)	(CCC+, Caa1)	05/15/23	9.000	6,573,119
					29,789,619
Cable & Satellite TV (0.5%)
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB, Ba3)	02/01/28	5.375	2,650,000
3,200	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	3,380,000
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB, Ba3)	10/15/25	6.625	1,067,500
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	3,632,900
2,730	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(B+, B1)	01/15/27	5.500	2,893,800
					13,624,200

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (0.2%)
$4,500	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 102.00)(10),(12)	(CCC+, Caa1)	06/01/23	8.750	$4,443,750
1,390	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(10)	(BB-, B1)	04/30/26	5.750	1,403,900
					5,847,650
Electronics (0.3%)
6,300	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB, Ba2)	02/10/26	4.625	6,517,523
Energy - Exploration & Production (0.4%)
11,000	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(10)	(B+, B3)	11/01/23	9.750	10,367,500
Health Services (0.3%)
1,367	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/16/19 @ 103.84)(10)	(BB-, Ba2)	10/01/24	5.125	1,421,680
2,000	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 103.25)(10)	(CCC+, Caa2)	05/15/23	6.500	2,042,500
3,250	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 100.00)(10),(12)	(CCC+, Caa2)	11/01/21	8.125	3,241,875
					6,706,055
Insurance Brokerage (0.2%)
5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	4,600,000
Investments & Misc. Financial Services (0.1%)
3,175	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(10)	(B-, B3)	05/01/26	8.000	3,429,000
Media - Diversified (0.1%)
2,000	National CineMedia LLC, Global Senior Secured Notes (Callable 11/07/19 @ 101.00)	(B+, Ba3)	04/15/22	6.000	2,025,200
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	982,500
					3,007,700

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (0.9%)
$4,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB, Ba2)	01/15/24	4.875	$4,892,500
6,250	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 12/02/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	6,515,625
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 12/02/19 @ 104.38)(2),(10)	(B, B3)	06/15/22	8.750	11,788,200
					23,196,325
Oil Field Equipment & Services (0.3%)
7,525	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 12/02/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	2,821,875
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(10)	(B-, B3)	02/15/25	8.250	5,915,000
					8,736,875
Oil Refining & Marketing (0.2%)
5,992	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 12/02/19 @ 101.08)	(BB-, B1)	11/01/22	6.500	6,066,900
Packaging (0.4%)
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa2)	01/15/25	6.875	1,790,750
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(BB-, Ba3)	10/15/25	4.875	7,415,953
					9,206,703
Pharmaceuticals (0.5%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B-, B3)	04/01/26	9.250	402,488
453	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/02/19 @ 101.47)(10)	(B-, B3)	05/15/23	5.875	461,494
1,685	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB-, Ba2)	11/01/25	5.500	1,767,161
11,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	8,683,100
					11,314,243
Real Estate Investment Trusts (0.2%)
5,000	iStar, Inc., Senior Unsecured Notes (Callable 12/02/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	5,131,250

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel (0.4%)
$4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10),(11)	(BB-, B2)	04/15/27	5.500	$4,200,000
4,478	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 12/02/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	4,634,730
					8,834,730
Restaurants (0.1%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 103.38)(10)	(CCC+, B3)	10/15/24	6.750	3,574,861
Software - Services (0.3%)
2,295	Epicor Software Corp., Rule 144A, Secured Notes (Callable 12/02/19 @ 100.00), LIBOR 3M + 7.250%(1),(10)	(CCC, Caa2)	06/30/23	9.350	2,285,801
5,002	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 107.88)(10)	(CCC+, Caa1)	03/01/24	10.500	5,258,353
					7,544,154
Specialty Retail (0.2%)
3,500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	3,670,625
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/02/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	1,030,000
					4,700,625
Support - Services (0.1%)
1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(10),(11)	(B, NR)	05/01/25	7.875	1,519,155
Tech Hardware & Equipment (0.3%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(B-, B3)	03/15/27	5.000	2,467,500
2,750	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(10),(11)	(B-, B3)	03/01/27	8.250	2,615,195
1,920	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(10)	(B+, Ba3)	03/01/26	6.000	1,982,400
					7,065,095
Telecom - Wireline Integrated & Services (0.6%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(B+, B2)	05/15/26	7.500	4,260,000

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/02/19 @ 103.31)(10)	(B+, B2)	02/15/23	6.625	$777,423
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B, B2)	05/01/26	7.375	5,366,725
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10),(11)	(CCC, Caa1)	12/31/24	7.875	4,112,500
					14,516,648
Theaters & Entertainment (0.2%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(11)	(CCC+, B3)	05/15/27	6.125	704,766
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(CCC+, B3)	11/15/26	5.875	3,481,750
					4,186,516
TOTAL CORPORATE BONDS (Cost $229,874,079)					221,866,421
ASSET BACKED SECURITIES (5.4%)
Collateralized Debt Obligations (5.4%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	7.253	3,315,165
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(10)	(NR, Ba3)	04/20/30	7.016	4,389,941
2,150	Barings CLO Ltd., 2018-3A, Rule 144A, LIBOR 3M + 2.900%(1),(10)	(BBB-, NR)	07/20/29	4.866	2,020,042
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	04/20/31	7.366	1,811,571
2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	7.548	2,819,095
4,316	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	4,358,501
2,606	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,683,249
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	07/27/31	7.336	610,546
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	07/15/31	5.151	1,855,706
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B1)	04/27/27	8.086	1,716,970
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(7),(10),(13)	(NR, NR)	07/20/31	0.000	1,364,404
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/18/31	7.853	2,233,661
4,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	4.716	3,642,661

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	5.201	$3,286,601
5,000	Galaxy CLO XVIII Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	07/15/31	5.001	4,585,626
5,500	Gallatin CLO IX Ltd., 2018-1A, Rule 144A, LIBOR 3M + 1.050%(1),(10)	(NR, Aaa)	01/21/28	3.016	5,489,093
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	7.403	2,919,432
2,250	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(10)	(BB-, NR)	10/15/29	8.351	2,047,264
1,250	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(A, NR)	10/22/28	4.203	1,232,402
2,125	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	10/22/28	5.103	2,089,203
3,000	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(BB-, NR)	10/22/28	7.453	2,876,488
7,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(10)	(A, NR)	04/17/30	4.952	6,985,587
1,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(10)	(BBB-, NR)	04/17/30	5.952	993,988
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	3.940	5,755,290
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	4.940	3,672,449
5,150	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	7.790	4,598,632
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(BB-, NR)	04/26/31	7.686	2,012,008
3,000	Highbridge Loan Management Ltd., 12A-2018, Rule 144A, LIBOR 3M + 1.850%(1),(10)	(A, NR)	07/18/31	3.853	2,904,903
4,500	Highbridge Loan Management Ltd., 7A-2015, Rule 144A, LIBOR 3M + 1.700%(1),(10)	(A, NR)	03/15/27	3.858	4,360,562
2,500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	7.501	2,130,821
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	8.081	2,757,327
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	4.851	2,061,259
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	4.972	3,365,226
4,000	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	5.061	3,858,049
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Baa3)	10/22/31	5.453	2,743,849
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	4.366	2,935,116

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	4.786	$1,147,028
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	5.434	2,867,342
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(A+, NR)	04/15/27	3.901	4,400,334
2,250	Vibrant Clo V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 2.800%(1),(10)	(NR, A2)	01/20/29	4.766	2,211,601
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	8.966	1,819,386
6,000	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 2.600%(1),(10)	(NR, A2)	06/20/29	4.756	5,865,546
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba3)	06/20/29	7.906	1,318,169
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	5.351	2,798,693
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(2),(7),(10),(13)	(NR, NR)	04/17/30	0.000	1,707,972
1,474	Wendy's Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,499,853
TOTAL ASSET BACKED SECURITIES (Cost $143,276,305)					134,118,611
Number of Shares
COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(2),(3),(9)				3,029,827
Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(3),(9)				—
Chemicals (0.2%)
9,785	Huntsman Corp.(2)				216,542
31,756	Project Investor Holdings LLC(2),(3),(9)				318
529,264	Proppants Holdings LLC(2),(3),(9)				4,848,058
					5,064,918
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2)				109,047
Health Services (0.0%)
161,122	Valitas Health Services, Inc.(3),(9),(14)				1,611
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(3),(9)				—
71	Sprint Industrial Holdings LLC, Class H(2),(3),(9)				—
172	Sprint Industrial Holdings LLC, Class I(2),(3),(9)				2
					2

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

Number of Shares		Value
COMMON STOCKS (continued)
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(2),(3),(9)	$40
TOTAL COMMON STOCKS (Cost $16,875,566)		8,205,445
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(3),(9)	—
Diversified Capital Goods (0.0%)
17,726	Horizon Global Corp. expires 06/30/2021(14)	41,479
TOTAL WARRANTS (Cost $68,804)		41,479
SHORT-TERM INVESTMENT (0.5%)
11,163,773	State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(15) (Cost $11,163,773)	11,163,773
TOTAL INVESTMENTS AT VALUE (96.3%) (Cost $2,526,429,454)		2,395,371,207
OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)		90,943,129
NET ASSETS (100.0%)		$2,486,314,336

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2019.

(2)  Illiquid security (unaudited).

(3)  Security is valued using significant unobservable inputs.

(4)  This security is denominated in Euro.

(5)  Bond is currently in default.

(6)  All or a portion is an unfunded loan commitment (See note 2-I).

(7)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2019.

(8)  This security is denominated in British Pound.

(9)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(10)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities amounted to a value of $314,871,441 or 12.7% of net assets.

(11)  Security or portion thereof is out on loan (See note 2-J).

(12)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(13)  Zero coupon security.

(14)  Non-income producing security.

(15)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2019.
See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2019

INVESTMENT ABBREVIATIONS

12M = 12 Month

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	5,793,046	USD	6,572,048	10/13/20	Morgan Stanley	$6,572,048	$6,600,840	$28,792
EUR	3,028,861	USD	3,440,973	10/13/20	Barclays Bank PLC	3,440,973	3,451,211	10,238
GBP	338,399	USD	438,257	10/13/20	Barclays Bank PLC	438,257	441,621	3,364
USD	135,674,192	EUR	120,749,548	10/13/20	Morgan Stanley	(135,674,192)	(137,587,115)	(1,912,923)
USD	31,885,371	GBP	25,811,217	10/13/20	Morgan Stanley.	(31,885,371)	(33,684,467)	(1,799,096)
								$(3,669,625)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2019

Assets
Investments at value, including collateral for securities on loan of $11,163,773 (Cost $2,526,429,454) (Note 2)	$2,395,371,207[1]
Cash	143,193,088
Foreign currency at value (Cost $3,342,717)	3,429,903
Receivable for investments sold	40,157,916
Interest receivable	12,948,167
Receivable for Fund shares sold	3,239,379
Unrealized appreciation on forward foreign currency contracts (Note 2)	42,394
Prepaid expenses and other assets	62,507
Total assets	2,598,444,561
Liabilities
Investment advisory fee payable (Note 3)	1,199,686
Administrative services fee payable (Note 3)	66,517
Shareholder servicing/Distribution fee payable (Note 3)	117,600
Payable for investments purchased	83,303,204
Payable upon return of securities loaned (Note 2)	11,163,773
Payable for Fund shares redeemed	7,727,743
Unrealized depreciation on forward foreign currency contracts (Note 2)	3,712,019
Unfunded loan commitments (Note 2)	2,751,809
Dividend payable	1,467,330
Trustees' fee payable	16,998
Accrued expenses	603,546
Total liabilities	112,130,225
Net Assets
Capital stock, $.001 par value (Note 6)	378,844
Paid-in capital (Note 6)	2,646,496,154
Total distributable earnings (loss)	(160,560,662)
Net assets	$2,486,314,336
I Shares
Net assets	$2,199,606,118
Shares outstanding	335,395,082
Net asset value, offering price and redemption price per share	$6.56
A Shares
Net assets	$199,328,435
Shares outstanding	30,235,673
Net asset value and redemption price per share	$6.59
Maximum offering price per share (net asset value/(1-4.75%))	$6.92
C Shares
Net assets	$87,379,783
Shares outstanding	13,212,865
Net asset value and offering price per share	$6.61

1  Includes $10,944,144 of securities on loan.

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2019

Investment Income
Interest	$173,958,360
Dividends	78,462
Securities lending (net of rebates)	55,973
Total investment income	174,092,795
Expenses
Investment advisory fees (Note 3)	17,676,300
Administrative services fees (Note 3)	448,760
Shareholder servicing/Distribution fees (Note 3)
Class A	579,194
Class C	1,029,426
Transfer agent fees (Note 3)	3,219,548
Commitment fees (Note 4)	688,867
Custodian fees	584,962
Printing fees	157,630
Registration fees	123,118
Insurance expense	87,649
Audit and tax fees	81,401
Trustees' fees	61,767
Legal fees	22,036
Miscellaneous expense	51,356
Total expenses	24,812,014
Less: fees waived (Note 3)	(2,468,800)
Net expenses	22,343,214
Net investment income	151,749,581
Net Realized and Unrealized Gain (Loss) from Investments , Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(34,847,473)
Net realized gain from foreign currency transactions	911,057
Net realized gain from forward foreign currency contracts	16,581,828
Net change in unrealized appreciation (depreciation) from investments	(99,186,021)
Net change in unrealized appreciation (depreciation) from foreign currency translations	622,123
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(10,281,099)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(126,199,585)
Net increase in net assets resulting from operations	$25,549,996

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations
Net investment income	$151,749,581	$163,342,483
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	(17,354,588)	5,284,635
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(108,844,997)	(38,440,436)
Net increase in net assets resulting from operations	25,549,996	130,186,682
From Distributions
From distributable earnings
Class I	(136,066,401)	(148,009,901)
Class A	(11,431,407)	(11,246,262)
Class B*	—	(3,343)
Class C	(4,317,758)	(3,827,480)
Net decrease in net assets resulting from dividends	(151,815,566)	(163,086,986)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	829,774,372	1,638,251,437
Reinvestment of dividends	129,983,502	136,274,585
Net asset value of shares redeemed	(2,458,533,098)	(1,270,696,540)
Net increase (decrease) in net assets from capital share transactions	(1,498,775,224)	503,829,482
Net increase (decrease) in net assets	(1,625,040,794)	470,929,178
Net Assets
Beginning of year	4,111,355,130	3,640,425,952
End of year	$2,486,314,336	$4,111,355,130

*  The Class B shares were terminated on December 15, 2017 and are no longer offered.

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$6.81[3]	$6.87	$6.77	$6.72	$6.86
INVESTMENT OPERATIONS
Net investment income[1]	0.35	0.29	0.28	0.32	0.29
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.25)	(0.06)	0.10	0.05	(0.14)
Total from investment operations	0.10	0.23	0.38	0.37	0.15
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.35)	(0.29)	(0.27)	(0.31)	(0.29)
Distributions from net realized gains	—	—	—	—	(0.00)[2]
Return of capital	—	—	(0.01)	(0.01)	(0.00)[2]
Total dividends and distributions	(0.35)	(0.29)	(0.28)	(0.32)	(0.29)
Net asset value, end of year	$6.56	$6.81[3]	$6.87	$6.77	$6.72
Total return[4]	1.47%	3.45%	5.75%	5.79%	2.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,199,606	$3,704,519	$3,236,360	$2,438,027	$2,167,955
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	5.18%	4.29%	4.12%	4.87%	4.29%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%	0.06%	0.07%	0.11%	0.07%
Portfolio turnover rate	23%	45%	64%	48%	46%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$6.84[3]	$6.90	$6.80	$6.75	$6.89
INVESTMENT OPERATIONS
Net investment income[1]	0.33	0.28	0.27	0.31	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.25)	(0.06)	0.10	0.05	(0.14)
Total from investment operations	0.08	0.22	0.37	0.36	0.14
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.28)	(0.26)	(0.30)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.00)[2]
Return of capital	—	—	(0.01)	(0.01)	(0.00)[2]
Total dividends and distributions	(0.33)	(0.28)	(0.27)	(0.31)	(0.28)
Net asset value, end of year	$6.59	$6.84[3]	$6.90	$6.80	$6.75
Total return[4]	1.23%	3.20%	5.48%	5.52%	2.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$199,328	$289,959	$284,456	$227,399	$286,805
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	4.93%	4.03%	3.87%	4.63%	4.06%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%	0.06%	0.07%	0.11%	0.07%
Portfolio turnover rate	23%	45%	64%	48%	46%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$6.87[3]	$6.92	$6.82	$6.77	$6.91
INVESTMENT OPERATIONS
Net investment income[1]	0.28	0.23	0.22	0.26	0.23
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.26)	(0.05)	0.10	0.05	(0.14)
Total from investment operations	0.02	0.18	0.32	0.31	0.09
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.23)	(0.21)	(0.25)	(0.23)
Distributions from net realized gains	—	—	—	—	(0.00)[2]
Return of capital	—	—	(0.01)	(0.01)	(0.00)[2]
Total dividends and distributions	(0.28)	(0.23)	(0.22)	(0.26)	(0.23)
Net asset value, end of year	$6.61	$6.87[3]	$6.92	$6.82	$6.77
Total return[4]	0.34%	2.58%	4.69%	4.73%	1.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$87,380	$116,877	$118,654	$114,343	$134,433
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	4.19%	3.28%	3.13%	3.89%	3.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%	0.06%	0.07%	0.11%	0.07%
Portfolio turnover rate	23%	45%	64%	48%	46%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2019

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Class B shares were terminated on December 15, 2017 and are no longer offered.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized

34

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

35

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$1,812,060,870	$207,914,608		$2,019,975,478
Corporate Bonds	—	221,866,421	—		221,866,421
Asset Backed Securities	—	134,118,611	—		134,118,611
Common Stocks	216,542	109,047	7,879,856	(1)	8,205,445	(1)
Warrants	—	41,479	—	(1)	41,479	(1)
Short-term Investment	—	11,163,773	—		11,163,773
	$216,542	$2,179,360,201	$215,794,464	(1)	$2,395,371,207	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$42,394	$—		$42,394
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,712,019	$—		$3,712,019

*  Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

36

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of October 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2018	$212,933,399	$2,317,950 (1)	$8,207,136	$—	$223,458,485
Accrued discounts (premiums)	930,227	(1,322)	—	—	928,905
Purchases	73,455,288	—	7,005,407	68,804	80,529,499
Sales	(103,116,413)	(3,802)	—	—	(103,120,215)
Realized gain (loss)	(13,040,658)	3,802	—	—	(13,036,856)
Change in unrealized appreciation (depreciation)	(17,295,325)	(30,827)	(7,223,640)	(68,804)	(24,618,596)
Transfers into Level 3	94,669,790	—	—	—	94,669,790
Transfers out of Level 3	(40,621,700)	(2,285,801)	(109,047)	—	(43,016,548)
Balance as of October 31, 2019	$207,914,608	$—	$7,879,856 (1)	$— (1)	$215,794,464 (1)
Net change in unrealized appreciation (depreciation) from investments still held as of October 31,2019	$(15,944,805)	$—	$(1,980,376)	$(68,804)	$(17,993,985)

(1)  Includes zero valued securities

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2019	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$3,342,220	Market Approach	EBITDA Multiples	7.0 (N/A)
	$204,572,391	Vendor pricing	Single Broker Quote	$0.06 – $1.02	($0.93)
Common Stocks	$41	Income Approach	Expected Remaining Distribution	$0.01 – $1.00	($0.02)
	$4,849,987	Market Approach	EBITDA Multiples	3.0 – 7.0	(5.90)
	$3,029,828	Vendor pricing	Single Broker Quote	$22.50 (N/A)
Warrants	$0	Market Approach	EBITDA Multiples	4.9 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the

37

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2019, $94,669,790 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $43,016,548 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2019 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2019.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$42,394	$3,712,019	$16,581,828	$(10,281,099)

For the year ended October 31, 2019, the Fund held an average monthly value on a net basis of $380,300,444 in forward foreign currency contracts.

38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$13,602	$—	$—	$—	$13,602
Morgan Stanley	28,792	(28,792)	—	—	—
	$42,394	$(28,792)	$—	$—	$13,602

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$3,712,019	$(28,792)	$—	$—	$3,683,227

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

Fund's open forward currency contracts at October 31, 2019 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2019, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Allied Universal Holdco LLC	07/10/26	4.250	$1,197,235
Mister Car Wash Holdings, Inc.	05/14/26	3.500	379,679
PES Holdings LLC	04/30/20	3.000	1,174,895

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2019, the Fund had investment securities on loan with a fair value of $10,944,144. Collateral received for securities loaned and a related liability of $11,163,773 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of October 31, 2019, the value of the related collateral exceeded the value of the securities loaned.

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2019, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $200,179, of which $125,533 was rebated to borrowers (brokers). The Fund retained $55,973 in income from the cash collateral investment, and SSB, as lending agent, was paid $18,673.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2019, investment advisory and administration fees earned and waived by Credit Suisse were $17,676,300 and $2,468,800, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. Prior to April 22, 2019, these expense limitations were voluntary.

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2019 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2022
Class I	$962,994	$962,994
Class A	85,810	85,810
Class C	38,540	38,540
Totals	$1,087,344	$1,087,344

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $448,760.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2019, the Fund paid Rule 12b-1 distribution fees of $579,194 for Class A shares and $1,029,426 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2019, the Fund paid $ 2,888,695, which is included within transfer agent fees.

For the year ended October 31, 2019, CSSU and its affiliates advised the Fund that they retained $25,514 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2019 and during the year ended October 31, 2019, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the year ended October 31, 2019, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2019, purchases and sales of investment securities (excluding short-term investments) were $647,135,722 and $2,072,058,848, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	113,941,985	$759,934,587	220,405,496	$1,508,511,813
Shares issued in reinvestment of dividends	17,578,160	116,970,877	18,071,264	123,621,374
Shares redeemed	(340,256,494)	(2,269,438,615)	(165,704,354)	(1,134,496,890)
Net increase (decrease)	(208,736,349)	$(1,392,533,151)	72,772,406	$497,636,297

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 6. Capital Share Transactions (continued)

	Class A
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	8,597,735	$57,731,244	15,677,994	$107,844,265
Shares issued in reinvestment of dividends	1,430,238	9,567,517	1,391,492	9,571,666
Shares redeemed	(22,160,020)	(148,015,224)	(15,913,531)	(109,490,069)
Net increase (decrease)	(12,132,047)	$(80,716,463)	1,155,955	$7,925,862
	Class B1
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	—	$—	226	$1,568
Shares redeemed	—	—	(138,051)	(955,344)
Net decrease	—	$—	(137,825)	$(953,776)
	Class C
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	1,800,768	$12,108,541	3,171,735	$21,895,359
Shares issued in reinvestment of dividends	513,410	3,445,108	446,361	3,079,977
Shares redeemed	(6,125,376)	(41,079,259)	(3,730,669)	(25,754,237)
Net decrease	(3,811,198)	$(25,525,610)	(112,573)	$(778,901)

1  The Class B shares were terminated on December 15, 2017 and are no longer offered.

On October 31, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	49%
Class A	5	70%
Class C	6	76%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2019 and 2018, respectively, was as follows:

Ordinary Income
2019	2018
$151,815,566	$163,086,986

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales and forward contracts marked to market.

At October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(28,331,814)
Undistributed ordinary income	389,089
Unrealized depreciation	(131,150,607)
$(159,093,332)

At October 31, 2019, the Fund had $6,022,277 of unlimited short-term capital loss carryforwards and $22,309,537 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2019, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$2,522,957,907
Unrealized appreciation	$12,534,990
Unrealized depreciation	(143,791,315)
Net Unrealized appreciation(depreciation)	$(131,256,325)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), distributions in excess of net investment income was debited $1,036,981 and accumulated net realized loss was credited $1,036,981. Net assets were not affected by these reclassifications.

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 8. Contingencies

estimated; however, based on experience, the risk of loss from such claims is considered remote.

49

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Credit Suisse Floating Rate High Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Floating Rate High Income Fund (the Fund), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with custodians and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the

50

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 20, 2019

51

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring).

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

52

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9	Director of Caleres
Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

53

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc. (a closed-end investment company); Director of Aberdeen Funds (25 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

54

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

55

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

56

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-AR-1019

CREDIT SUISSE FUNDS

Annual Report

October 31, 2019

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2019 (unaudited)

November 19, 2019

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the 12-month period ended October 31, 2019.

Performance Summary
11/01/2018 – 10/31/2019

Fund & Benchmark	Performance
Class I1	1.53%
Class A1,2	1.34%
Class C1,2	0.65%
Credit Suisse Managed Futures Liquid Index[3]	1.46%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A positive period for managed futures

The annual period ended October 31, 2019 was a positive one for the managed futures industry. The Credit Suisse Managed Futures Hedge Fund Index gained 8.33% over the period, while the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark (the "Benchmark"), returned 1.46% over the same period.

The year 2018 ended against a backdrop of rising US interest rates, a sharp slowdown in Eurozone business confidence, weaker Chinese growth and rising geopolitical concerns. On the other hand, government bonds, generating positive returns, lived up to their traditional role as the defensive piece of a diversified portfolio.

Concerns over the US-China trade dispute eased and markets turned bullish as we entered 2019. Within the commodity markets, both precious and industrial metals made significant gains in addition to gasoline, in the energy sector, leading the way higher with significant gains. During the course of the year, we saw central banks coming to the rescue time and again, confronted by weaker economic data and still low inflation.

The general upward trend in the US Dollar during the year was marked by severe choppiness with the currency failing to find direction against major rivals on several occasions. Moreover, the U.S. dollar index reached new lows after the Labor Department's employment report showed that job growth slowed sharply in May and wages rose less than expected.

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

After a difficult summer for risk assets, equities made moderate gains in September. A continued slowdown in the global economic data was offset by further monetary easing globally. The US bond rally, however, reversed during September as government bond yields posted their biggest weekly increase in more than six years, buoyed by data that signaled the economy continued to grow, albeit at a slowing pace. Consumer inflation pressures rose in line with expectations during July while the Agricultural sector saw modest losses especially after projections for larger-than-expected crop output following better-than-expected climatic conditions were released.

Financial markets welcomed signs of an easing in geopolitical tensions in October, with risk assets generally outperforming traditional safe havens. The US and Chinese authorities moved closer towards agreeing to a partial deal on trade, while the UK once again edged back from the precipice of a no-deal Brexit. Global central banks reiterated their dovish stances and the US Federal Reserve cut interest rates for the third time this year.

Strategic Review and Outlook: A period marked by reversals in many markets

The managed futures strategy seeks to identify and profit from price trends — upward or downward — in four broad asset classes: commodities, bonds, equities and currencies.

From an asset class perspective, fixed income was the only asset class to deliver positive overall returns for the bulk of the period, while equities, currencies and commodities delivered mixed results.

Equity positions, which were the largest detractor from program performance over Q1 2019, contributed positively during the last two months of 2018. The initial January reversal in equity markets incurred losses against short positions that had scaled with the magnitude of last year's sell-off. As the market recovery gained momentum, the program began paring short exposures through January. During Q2 2019, equity exposures' contribution to program performance was flat as the gains made by developed market equities were offset by negative performance from Asian stocks which retreated on weak economic data. Q3 2019, which was marked by a continued slowdown in the global economic data, saw negative contribution from the sector. October was a good month for equity markets, with the S&P 500 making new all-time highs at the end of the month and leading to moderate positive contribution to overall program performance.

Fixed income positions contributed positively to program performance during the last two months of 2018 and until the end of Q3. The dovish tone adopted by central banks generated profits as global yields continued to fall. Despite the

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

recovery of global markets during the first few months of 2019, yields remained suppressed with weaker economic data signals. The dovish tone of central banks around the world was the catalyst for yields to push even lower, generating profits from long positions during Q2 2019. Amid renewed optimism over U.S.-China trade negotiations, global bond yields rose further during October leading to losses across long exposure to all fixed income contracts.

Currencies, which contributed positively during the last two months of 2018, were the second largest detractor from performance over Q1 2019. Fluctuations in performance throughout the period were driven by choppiness around the upward-trending US Dollar. Short FX (versus US Dollar) exposures yielded gains during end of 2018 as the US Dollar uptrend reached new highs. Range-bound pricing of the US Dollar was a drag on performance and hence caused the program to moderate exposures during early 2019. During Q2 2019, the U.S. Dollar index fell to its lowest level since March after the Labor Department's employment report showed that wages rose less than expected. Consequently, net short positioning across the sector detracted from performance. Net short exposures contributed positively during Q3 2019 as the US Dollar strengthened against major rivals. During October, the asset class was the largest performance detractor as the US dollar reversed trend yet again amid renewed optimism over political developments, especially, in the UK.

Commodities, which contributed positively towards the end of 2018, caused detractions from program performance during Q1 2019. The reversals in Energy, Industrial and Precious Metals markets were primarily responsible for losses in Q1 2019. Relief from concerns over the global growth outlook stoked the upward reversal of growth-sensitive Energy and Industrial Metal commodities, which incurred losses on short positions. During Q2 2019, the price appreciation in the Precious Metals market was the prime driver for gains and also compensated for the losses from reversals in the Agricultural and Energy sectors. Exposure to Precious Metals continued to yield gains even during Q3 2019 in addition to short exposures to the Agricultural sector which contributed positively especially after the U.S. Department of Agriculture's production estimates projected larger-than-expected crop output following better-than-expected climatic conditions.

We continue to believe that the unique return profile of managed futures may appeal to investors searching for portfolio diversifiers and sources of uncorrelated returns.

The Quantitative Investment Strategies Group

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and Credit Suisse Managed Futures
Liquid Index3 from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (4.01)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was (0.35)%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Average Annual Returns as of October 31, 20191

	1 Year	5 Years	Since Inception[2]
Class I	1.53%	1.65%	2.73%
Class A Without Sales Charge	1.34%	1.40%	2.49%
Class A With Maximum Sales Charge	(4.01)%	0.31%	1.72%
Class C Without CDSC	0.65%	0.62%	1.70%
Class C With CDSC	(0.35)%	0.62%	1.70%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.32% for Class I shares, 1.57% for Class A shares and 2.32% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

6

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2019

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$992.00	$990.90	$987.30
Expenses Paid per $1,000*	$6.53	$7.78	$11.52
Hypothetical 5% Fund Return
Beginning Account Value 05/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,018.65	$1,017.39	$1,013.61
Expenses Paid per $1,000*	$6.61	$7.88	$11.67
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	100.00%
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (65.7%)
$85,000	United States Treasury Bills	(AA+, Aaa)	12/19/19	2.133	$84,836,233
60,000	United States Treasury Bills	(AA+, Aaa)	04/23/20	2.238	59,561,375
40,000	United States Treasury Bills	(AA+, Aaa)	07/16/20	1.755	39,564,267
35,000	United States Treasury Bills	(AA+, Aaa)	08/13/20	1.556	34,581,109
7,000	United States Treasury Bills	(AA+, Aaa)	01/30/20	2.458	6,973,400
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $225,130,542)					225,516,384
TOTAL INVESTMENTS AT VALUE (65.7%) (Cost $225,130,542)					225,516,384
OTHER ASSETS IN EXCESS OF LIABILITIES (34.3%)					117,631,789
NET ASSETS (100.0%)					$343,148,173

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2019.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
CAD Currency Futures	USD	Dec 2019	1,593	$121,028,175	$(676,219)
GBP Currency Futures	USD	Dec 2019	291	23,565,544	124,736
					$(551,483)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2019	1,010	40,666,467	$1,040,773
FTSE 100 Index Futures	GBP	Dec 2019	475	44,537,512	(231,266)
Nikkei 225 Index Futures OSE	JPY	Dec 2019	211	44,793,950	2,190,635
S&P 500 E Mini Index Futures	USD	Dec 2019	244	37,036,760	494,236
					$3,494,378
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Dec 2019	67	95,413,256	$(786,737)
10YR U.S. Treasury Note Futures	USD	Dec 2019	591	77,005,453	(549,222)
EURO Bund Futures	EUR	Dec 2019	211	40,432,694	(944,232)
Long Gilt Futures	GBP	Dec 2019	393	67,554,678	(92,443)
					$(2,372,634)
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2019	(433)	(29,859,680)	$(84,551)
EUR Currency Futures	USD	Dec 2019	(346)	(48,338,362)	(392,683)
JPY Currency Futures	USD	Dec 2019	(722)	(83,774,563)	(322,085)
					$(799,319)

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Hang Seng Index Futures	HKD	Nov 2019	(165)	$(28,403,486)	$(304,869)
					$(533,927)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$51,772,289	12/06/19	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	$—	$7,533,376
USD	16,828,000	12/06/19	Goldman Sachs	(0.10)%	Bloomberg Agriculture Index	At Maturity	—	(72,639)
USD	13,130,708	12/06/19	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	(222,832)
USD	44,979,207	12/06/19	Goldman Sachs	Bloomberg Industrial Metals Index	0.12%	At Maturity	—	(142,269)
								$7,095,636

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $1,885,000 received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2019

Assets
Investments at value (Cost $225,130,542) (Note 2)	$225,516,384
Cash	93,782,730
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	16,757,248
Unrealized appreciation on open swap contracts (Note 2)	7,533,376
Receivable for Fund shares sold	521,770
Variation margin receivable on futures contracts (Note 2)	147,174
Prepaid expenses	37,280
Total assets	344,295,962
Liabilities
Investment advisory fee payable (Note 3)	245,605
Administrative services fee payable (Note 3)	8,197
Shareholder servicing/Distribution fee payable (Note 3)	5,703
Unrealized depreciation on open swap contracts (Note 2)	437,740
Payable for Fund shares redeemed	263,961
Net payable for open swap contracts	36,859
Trustees' fee payable	16,998
Due to custodian (Cost $1,018)	986
Accrued expenses	131,740
Total liabilities	1,147,789
Net Assets
Capital stock, $.001 par value (Note 6)	34,540
Paid-in capital (Note 6)	347,345,309
Total distributable earnings (loss)	(4,231,676)
Net assets	$343,148,173
I Shares
Net assets	$318,590,398
Shares outstanding	32,036,706
Net asset value, offering price and redemption price per share	$9.94
A Shares
Net assets	$24,233,733
Shares outstanding	2,468,439
Net asset value and redemption price per share	$9.82
Maximum offering price per share (net asset value/(1-5.25%))	$10.36
C Shares
Net assets	$324,042
Shares outstanding	34,673
Net asset value and offering price per share	$9.35

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2019

Investment Income
Interest	$5,289,976
Total investment income	5,289,976
Expenses
Investment advisory fees (Note 3)	3,202,651
Administrative services fees (Note 3)	46,410
Shareholder servicing/Distribution fees (Note 3)
Class A	86,935
Class C	5,963
Transfer agent fees (Note 3)	387,087
Custodian fees	99,607
Registration fees	70,161
Legal fees	62,978
Trustees' fees	61,767
Audit and tax fees	59,458
Printing fees	40,302
Commitment fees (Note 4)	10,853
Insurance expense	6,242
Miscellaneous expense	10,890
Total expenses	4,151,304
Less: fees waived (Note 3)	(55,092)
Net expenses	4,096,212
Net investment income	1,193,764
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(11,375)
Net realized gain from futures contracts	9,007,073
Net realized loss from swap contracts	(1,932,230)
Net realized loss from foreign currency translations	(329,030)
Net change in unrealized appreciation (depreciation) from investments	558,587
Net change in unrealized appreciation (depreciation) from futures contracts	(7,058,001)
Net change in unrealized appreciation (depreciation) from swap contracts	1,083,827
Net change in unrealized appreciation (depreciation) from foreign currency translations	260,602
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	1,579,453
Net increase in net assets resulting from operations	$2,773,217

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations
Net investment income (loss)	$1,193,764	$(776,276)
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	6,734,438	(32,732,738)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(5,154,985)	8,251,052
Net increase (decrease) in net assets resulting from operations	2,773,217	(25,257,962)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	218,197,002	242,032,418
Net asset value of shares redeemed	(157,656,320)	(240,538,724)
Net increase in net assets from capital share transactions	60,540,682	1,493,694
Net increase (decrease) in net assets	63,313,899	(23,764,268)
Net Assets
Beginning of year	279,834,274	303,598,542
End of year	$343,148,173	$279,834,274

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$9.79	$10.49	$10.94	$11.53	$10.85[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.04	(0.02)	(0.10)	(0.15)	(0.16)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.11	(0.68)	(0.06)	0.49	1.51
Total from investment operations	0.15	(0.70)	(0.16)	0.34	1.35
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.52)	(0.04)
Distributions from net realized gains	—	—	(0.29)	(0.41)	(0.63)
Total dividends and distributions	—	—	(0.29)	(0.93)	(0.67)
Net asset value, end of year	$9.94	$9.79	$10.49	$10.94	$11.53
Total return[3]	1.53%	(6.67)%	(1.60)%	3.12%	12.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$318,590	$227,703	$201,478	$127,597	$72,606
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.32%
Ratio of net investment income (loss) to average net assets	0.42%	(0.15)%	(0.99)%	(1.29)%	(1.31)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%	0.03%	0.09%	0.05%	0.15%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$9.69	$10.41	$10.88	$11.47	$10.80
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.05)	(0.12)	(0.17)	(0.19)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.12	(0.67)	(0.06)	0.48	1.50
Total from investment operations	0.13	(0.72)	(0.18)	0.31	1.31
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.49)	(0.01)
Distributions from net realized gains	—	—	(0.29)	(0.41)	(0.63)
Total dividends and distributions	—	—	(0.29)	(0.90)	(0.64)
Net asset value, end of year	$9.82	$9.69	$10.41	$10.88	$11.47
Total return[2]	1.34%	(6.92)%	(1.79)%	2.87%	12.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$24,234	$50,474	$98,756	$38,060	$20,200
Ratio of net expenses to average net assets	1.55%	1.55%	1.55%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets	0.14%	(0.50)%	(1.20)%	(1.54)%	(1.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%	0.03%	0.09%	0.05%	0.15%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$9.29	$10.06	$10.60	$11.19	$10.62
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.06)	(0.12)	(0.20)	(0.25)	(0.27)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.12	(0.65)	(0.05)	0.48	1.47
Total from investment operations	0.06	(0.77)	(0.25)	0.23	1.20
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.41)	—
Distributions from net realized gains	—	—	(0.29)	(0.41)	(0.63)
Total dividends and distributions	—	—	(0.29)	(0.82)	(0.63)
Net asset value, end of year	$9.35[2]	$9.29	$10.06	$10.60	$11.19
Total return[3]	0.65%	(7.65)%	(2.52)%	2.13%	11.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$324	$1,658	$3,365	$3,667	$2,920
Ratio of net expenses to average net assets	2.30%	2.30%	2.30%	2.30%	2.32%
Ratio of net investment income (loss) to average net assets	(0.64)%	(1.22)%	(2.01)%	(2.29)%	(2.31)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%	0.04%	0.09%	0.05%	0.15%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2019

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2019, the Fund held $15,254,540 in the Subsidiary, representing 4.5% of the Fund's consolidated net assets. For the year ended October 31, 2019, the net realized loss on securities and other financial instruments held in the Subsidiary was $1,932,230.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$225,516,384	$—	$225,516,384
	$—	$225,516,384	$—	$225,516,384
Other Financial Instruments*
Futures Contracts	$3,850,380	$—	$—	$3,850,380
Swap Contracts**	—	7,533,376	—	7,533,376
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$4,384,307	$—	$—	$4,384,307
Swap Contracts**		437,740		437,740

*  Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable

For the year ended October 31, 2019, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2019 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2019.

Primary Underlying Risk	Derivative Assets[1]	Derivative Liabilities[1]	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts[2]	$124,736	$1,475,538	$(4,927,277)	$(6,893,672)
Index Contracts
Futures contracts[2]	3,725,644	536,135	(11,840,246)	3,396,791
Swap contracts[3]	7,533,376	437,740	(1,932,230)	1,083,827
Interest rate
Futures contracts[2]	—	2,372,634	25,774,596	(3,561,120)
Total	$11,383,756	$4,822,047	$7,074,843	$(5,974,174)

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

3  Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at October 31, 2019 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2019, the Fund held average monthly notional values on a net basis of $607,249,927, $278,866,117 and $101,603,089 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$7,533,376	$(437,740)	$(1,885,000)	$—	$5,210,636

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs	$437,740	$(437,740)	$—	$—	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2019, the amount of restricted cash held at brokers related to open futures contracts was $16,757,248.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2019, the amount of restricted cash held at brokers related to open swap contracts was $0.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2019 and during the year ended October 31, 2019, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2019,

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 3. Transactions with Affiliates and Related Parties (continued)

investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $3,202,651 and $55,092, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2021.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2019 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022
Class I	$129,839	$76,199	$37,859	$15,781
Class A	47,023	32,707	12,286	2,030
Class C	2,311	1,765	511	35
Totals	$179,173	$110,671	$50,656	$17,846

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $46,410.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 3. Transactions with Affiliates and Related Parties (continued)

shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2019, the Fund paid Rule 12b-1 distribution fees of $86,935 for Class A shares and $5,963 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2019, the Fund paid $311,022, which is included within transfer agent fees.

For the year ended October 31, 2019, CSSU and its affiliates advised the Fund that they retained $27 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2019 and during the year ended October 31, 2019, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2019, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	20,828,825	$208,889,608	20,225,666	$210,356,002
Shares redeemed	(12,054,533)	(120,020,953)	(16,168,919)	(164,239,926)
Net increase	8,774,292	$88,868,655	4,056,747	$46,116,076
	Class A
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	934,751	$9,263,794	3,018,697	$31,323,369
Shares redeemed	(3,676,154)	(36,255,502)	(7,297,035)	(74,465,595)
Net decrease	(2,741,403)	$(26,991,708)	(4,278,338)	$(43,142,226)
	Class C
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	4,737	$43,600	34,802	$353,047
Shares redeemed	(148,468)	(1,379,865)	(190,957)	(1,833,203)
Net decrease	(143,731)	$(1,336,265)	(156,155)	$(1,480,156)

On October 31, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	90%
Class A	2	61%
Class C	8	91%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.
29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 7 . Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

There were no distributions paid by the Fund to shareholders during the years ended October 31, 2019 and October 31, 2018.

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market and deferred operational expenses. At October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(18,591,890)
Undistributed ordinary Income	5,702,339
Unrealized appreciation	8,686,310
$(4,203,241)

At October 31, 2019, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$223,497,521
Unrealized appreciation	$11,769,598
Unrealized depreciation	$(3,189,026)
Net Unrealized appreciation(depreciation)	$8,580,572

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss) and subsidiary accumulative income (loss), paid-in capital was charged $1,818,473, and distributable earnings (loss) was credited $1,818,473. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

30

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Credit Suisse Managed Futures Strategy Fund:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Managed Futures Strategy Fund (the Fund), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2019, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with

31

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

custodians and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 20, 2019

32

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring).

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

33

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

34

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc. (a closed-end investment company); Director of Aberdeen Funds (25 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1956	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

35

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

36

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

37

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1019

CREDIT SUISSE FUNDS

Annual Report

October 31, 2019

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2019 (unaudited)

November 19, 2019

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the 12-month period ended October 31, 2019.

Performance Summary
11/1/2018 – 10/31/2019

Fund & Benchmark	Performance
Class I1	0.11%
Class A1,2	-0.10%
Credit Suisse Hedge Fund Index[3]	5.18%
Credit Suisse Liquid Alternative Beta Index[4]	5.06%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: A period marked by one constant — change

The annual period ended October 31, 2019 was an interesting one for Multialternative strategies. The Credit Suisse Hedge Fund Index, the Fund's benchmark (the "Benchmark"), returned 5.18%.

The year 2018 ended against a backdrop of rising US interest rates, a sharp slowdown in Eurozone business confidence, weaker Chinese growth and rising geopolitical concerns. On the other hand, government bonds, generating positive returns, lived up to their traditional role as the defensive piece of a diversified portfolio.

Concerns over the US-China trade dispute eased and markets turned bullish as we entered 2019. Within the commodity markets, both precious and industrial metals made significant gains in addition to gasoline, in the energy sector, leading the way higher with significant gains. During the course of the year, we saw central banks coming to the rescue time and again, confronted by weaker economic data and still low inflation.

The general upward trend in the US Dollar during the year was marked by severe choppiness with the currency failing to find direction against major rivals on several occasions. Moreover, the U.S. dollar index reached new lows after the Labor Department's employment report showed that job growth slowed sharply in May and wages rose less than expected.

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

After a difficult summer for risk assets, equities made moderate gains in September. A continued slowdown in the global economic data was offset by further monetary easing globally. The US bond rally, however, reversed during September as government bond yields posted their biggest weekly increase in more than six years, buoyed by data that signaled the economy continued to grow, albeit at a slowing pace. Consumer inflation pressures rose in line with expectations during July while the Agricultural sector saw modest losses especially after projections for larger-than-expected crop output following better-than-expected climatic conditions were released.

Financial markets welcomed signs of an easing in geopolitical tensions in October, with risk assets generally outperforming traditional safe havens. The US and Chinese authorities moved closer towards agreeing to a partial deal on trade, while the UK once again edged back from the precipice of a no-deal Brexit. Global central banks reiterated their dovish stances and the US Federal Reserve cut interest rates for the third time this year.

Strategic Review and Outlook: Mixed results from an interesting period

The Credit Suisse Multialternative Strategy Fund is designed to provide investors with efficient exposure to a variety of investment strategies spanning a broad range of markets and asset classes.

For the annual period ended October 31, 2019, the Fund's Class I shares underperformed its benchmark.

Markets ended 2018 with a sharp sell-off that challenged value strategies, which were moderated by the harvesting of market trend/momentum.

During the beginning of the year, we saw positive contribution coming in from seasonal commodity dynamics strategy which is designed to harvest the relative performance differentials of fundamentally-linked pairs across the commodity complex.

With an escalation in geopolitical tensions leading to panic in the markets, the portfolio benefited from a shift towards strategies that benefited from the dovish tone adopted by central banks globally. Short-Term Rates Trend, which seeks to take advantage of an empirical feature of interest rates markets that have exhibited trending behavior that persist over certain time frames, generated profits by capturing the momentum in rates developing due to the prospect of future rate cuts.

Equity Defensive strategies, which tilt allocation towards minimum volatility stocks, were another major contributor despite facing a sharp reversal at the start of September.

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Towards the latter part of the year, the portfolio reduced allocation to Credit Value and Equities Trend/Momentum strategies while increasing exposure to Equity Defensive strategies. The portfolio also scaled back exposure to Commodities Carry strategies after an initial increase. This switch occurred against a backdrop of changing central bank policy, increasing global growth worries, and recessionary signals indicating a late-cycle market environment.

Commodity Carry strategies had the largest negative contribution towards the end of the period. Carry strategies were impacted by the rise in volatility throughout the quarter along with idiosyncratic losses in specific commodity contracts.

A repricing of the trajectory of the federal funds rate during September, which sent interest rates higher, negatively impacted the performance of several broadly used equity and cross-asset factors. Trend/Momentum strategies, which had scaled exposure into duration-sensitive instruments when central banks adopted a dovish tone after the market sell-off in December 2018, suffered.

We continue to believe that the unique return profile of Multialternative strategies may appeal to investors searching for meaningful performance drivers that may draw on many hedge-fund styles that have historically offered diversification benefits to traditional portfolios.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I shares,
Class A shares2, the Credit Suisse Hedge Fund Index3 and
the Credit Suisse Liquid Alternative Beta Index4
from Inception (03/30/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.35)%.

3  The Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced quarterly, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Average Annual Returns as of October 31, 20191

	1 Year	5 Years	Since Inception[2]
Class I	0.11%	1.24%	1.88%
Class A Without Sales Charge	(0.10)%	0.99%	1.62%
Class A With Maximum Sales Charge	(5.35)%	(0.09)%	0.91%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.98% for Class I shares and 2.23% for Class A shares. The annualized net expense ratios after fee waivers and/or expense reimbursements and excluding securities sold short dividend expense are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

6

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2019

Actual Fund Return	Class I	Class A
Beginning Account Value 05/01/19	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$974.30	$973.00
Expenses Paid per $1,000*	$4.23	$5.47
Hypothetical 5% Fund Return
Beginning Account Value 05/01/19	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,020.92	$1,019.66
Expenses Paid per $1,000*	$4.33	$5.60
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Investment Type Breakdown**

Exchange-Traded Fund	11.02%
United States Treasury Obligations	88.98
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2019

	Number of Shares	Value
EXCHANGE-TRADED FUND (4.9%)
UNITED STATES (4.9%)
Energy (4.9%)
Alerian MLP ETF(1) (Cost $4,035,442)	433,366	$3,700,945

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(2)
UNITED STATES TREASURY OBLIGATIONS (39.6%)
$10,000	United States Treasury Bills	(AA+, Aaa)	01/02/20	2.458	9,973,435
20,000	United States Treasury Bills	(AA+, Aaa)	01/30/20	2.458	19,924,000
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $29,834,767)					29,897,435

	Number of Shares
SHORT-TERM INVESTMENTS (2.9%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(3) (Cost $2,175,854)	2,175,854	2,175,854
TOTAL INVESTMENTS AT VALUE (47.4%) (Cost $36,046,063)		35,774,234
OTHER ASSETS IN EXCESS OF LIABILITIES (52.6%)		39,706,636
NET ASSETS (100.0%)		$75,480,870

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security or portion thereof is out on loan (See note 2-M).

(2)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2019.

(3)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2019.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	7,845,121	HKD	61,333,156	06/17/20	Morgan Stanley	$(7,845,121)	$(7,826,036)	$19,085

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Mar 2020	31	$1,225,856	$17,391
Corn Futures	USD	Mar 2020	151	3,010,562	14,023
Cotton No. 2 Futures	USD	Mar 2020	19	625,860	530
Wheat Futures	USD	Mar 2020	81	2,084,738	(22,005)
					$9,939

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Energy
Brent Crude Oil Futures	USD	Mar 2020	65	$3,792,100	$(101,862)
Foreign Exchange Contracts
CAD Currency Futures	USD	Dec 2019	34	2,583,150	$(10,209)
GBP Currency Futures	USD	Dec 2019	9	728,831	4,004
					$(6,205)
Index Contracts
FTSE 100 Index Futures	GBP	Dec 2019	9	843,869	$(5,878)
Nikkei 225 Index Futures OSE	JPY	Dec 2019	5	1,061,468	51,895
					$46,017
Industrial Metals
LME Nickel Futures	USD	Nov 2019	52	5,207,592	$305,773
LME Nickel Futures	USD	Jan 2020	22	2,200,572	(69,521)
LME Primary Aluminum Futures	USD	Nov 2019	119	5,240,463	(74,262)
LME Primary Aluminum Futures	USD	Jan 2020	51	2,233,800	17,092
LME Zinc Futures	USD	Nov 2019	66	4,166,250	180,901
LME Zinc Futures	USD	Jan 2020	28	1,745,450	126,375
					$486,358
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Dec 2019	56	5,625,485	$(138)
2YR U.S. Treasury Note Futures	USD	Dec 2019	101	21,775,758	39,269
5YR U.S. Treasury Note Futures	USD	Dec 2019	183	21,814,172	112,197
10YR U.S. Treasury Note Futures	USD	Dec 2019	227	29,577,391	202,097
30YR U.S. Treasury Bond Futures	USD	Dec 2019	137	22,108,375	322,692
EURO Bund Futures	EUR	Dec 2019	35	6,706,845	3,440
					$679,557
Livestock
Lean Hogs Futures	USD	Feb 2020	33	967,890	$(1,037)
Live Cattle Futures	USD	Feb 2020	40	1,957,600	11,961
					$10,924
Precious Metals
Copper Futures	USD	Mar 2020	56	3,705,800	$(51,361)
Gold100 OZ Futures	USD	Feb 2020	48	7,304,640	70,521
Silver Futures	USD	Mar 2020	25	2,277,500	18,758
					$37,918

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Dec 2019	(31)	$(1,185,169)	$(17,540)
Corn Futures	USD	Dec 2019	(151)	(2,944,500)	(25,619)
Cotton No. 2 Futures	USD	Dec 2019	(19)	(612,180)	2,600
Wheat Futures	USD	Dec 2019	(81)	(2,060,437)	21,120
					$(19,439)
Energy
Brent Crude Oil Futures	USD	Jan 2020	(65)	(3,875,300)	$87,851
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2019	(11)	(758,560)	$(2,000)
EUR Currency Futures	USD	Dec 2019	(8)	(1,117,650)	(9,079)
JPY Currency Futures	USD	Dec 2019	(13)	(1,508,406)	(6,086)
					$(17,165)
Index Contracts
Hang Seng Index Futures	HKD	Nov 2019	(4)	(688,569)	$(7,397)
EURO Stoxx 50 Index Futures	EUR	Dec 2019	(142)	(5,717,464)	(128,929)
S&P 500 E Mini Index Futures	USD	Dec 2019	(73)	(11,080,670)	(137,209)
					$(273,535)
Industrial Metals
LME Nickel Futures	USD	Nov 2019	(52)	(5,207,592)	$(127,295)
LME Nickel Futures	USD	Jan 2020	(22)	(2,200,572)	115,411
LME Primary Aluminum Futures	USD	Nov 2019	(119)	(5,240,463)	(8,218)
LME Primary Aluminum Futures	USD	Jan 2021	(51)	(2,233,800)	(14,833)
LME Zinc Futures	USD	Nov 2019	(66)	(4,166,250)	(369,074)
LME Zinc Futures	USD	Jan 2020	(28)	(1,745,450)	(108,425)
					$(512,434)
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Dec 2019	(53)	(5,727,637)	$(79,504)
10YR JGB Mini Futures	JPY	Dec 2019	(24)	(3,422,673)	(9,409)
Long Gilt Futures	GBP	Dec 2019	(26)	(4,469,266)	(26,070)
					$(114,983)
Livestock
Lean Hogs Futures	USD	Dec 2019	(33)	(871,200)	$(13,767)
Live Cattle Futures	USD	Dec 2019	(40)	(1,875,600)	(11,509)
					$(25,276)

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Precious Metals
Copper Futures	USD	Dec 2019	(56)	$(3,693,200)	$50,839
Gold100 OZ Futures	USD	Dec 2019	(48)	(7,271,040)	(70,979)
Silver Futures	USD	Dec 2019	(25)	(2,258,375)	(18,865)
					$(39,005)
					$248,660

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$14,314,250	01/17/20	Barclays Bank PLC	Barclays WSVC Strategy(a)	0.60%	At Maturity	$—	$707,097
USD	18,692,235	03/11/20	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	Quarterly	36,901	1,035,416
USD	1,759,999	12/20/19	BNP Paribas	2.16%	iBoxx $ Liquid High Yield Index	Quarterly	—	(56,507)
EUR	2,427,933	06/05/20	BNP Paribas	EUR Custom Equity Basket(b)	1.00%	Monthly	—	(20,933)
GBP	1,652,207	06/05/20	BNP Paribas	GBP Custom Equity Basket(b)	1.21%	Monthly	—	(18,827)
USD	1,000,000	06/20/20	BNP Paribas	iBoxx $ Liquid High Yield Index	2.16%	Quarterly	(1,737)	(3,289)
CHF	863,126	10/02/20	BNP Paribas	CHF Custom Equity Basket(b)	(0.73)%	Monthly	—	42,148
DKK	291,526	10/02/20	BNP Paribas	DKK Custom Equity Basket	(0.24)%	Monthly	—	33,825
CAD	1,299,141	10/02/20	BNP Paribas	CAD Basket(b)	2.06%	Monthly	—	46,892
USD	9,339,043	11/06/20	BNP Paribas	BNP Paribas CPS 2x1 D15 US Index ER(a)	0.35%	At Maturity	—	(12,448)
USD	15,463,656	10/19/20	Citigroup	Citi Commodities Term Structure Alpha II Light Energy Capped(c)	0.40%	At Maturity	—	106,019

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$3,705,968	11/29/19	Citigroup	Citi Commodities Term Structure Alpha II Light Energy Capped(c)	0.40%	At Maturity	$—	$(68,180)
USD	5,611,195	10/30/20	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	At Maturity	—	(1,727)
USD	76,558	11/29/19	Goldman Sachs	(0.20)%	Bloomberg Energy Index	At Maturity	—	3,538
USD	6,377,150	12/06/19	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(c)	(0.60)%	At Maturity	—	(1,093,475)
USD	118,285	12/06/19	Goldman Sachs	(0.10)%	Bloomberg Agriculture Index	At Maturity	—	2,579
USD	9,184,867	12/06/19	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(c)	(0.60)%	At Maturity	—	482,128
USD	946,831	12/06/19	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	141,344
USD	461,735	12/06/19	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	(16,082)
USD	854,620	12/06/19	Goldman Sachs	Bloomberg Industrial Metals Index	0.12%	At Maturity	—	2,485
USD	918,084	02/13/20	Goldman Sachs	Suntrust Banks, Inc.	2.36%	Monthly	—	25,828
USD	922,969	02/13/20	Goldman Sachs	1.61%	BB&T Corp.	Monthly	—	(25,936)
USD	490,100	02/27/20	Goldman Sachs	Spark Therapeutics, Inc.	2.36%	Monthly	—	55,750
USD	326,722	04/03/20	Goldman Sachs	1.61%	Centene Corp.	Monthly	—	(69,043)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$581,458	04/03/20	Goldman Sachs	Wellcare Health Plans, Inc.	2.39%	Monthly	$—	$72,842
USD	879,133	04/17/20	Goldman Sachs	Advanced Disposal Services, Inc.	2.36%	Monthly	—	4,583
USD	297,142	04/24/20	Goldman Sachs	Advanced Disposal Services, Inc.	2.36%	Monthly	—	1,549
USD	231,478	04/24/20	Goldman Sachs	1.61%	BB&T Corp.	Monthly	—	(6,505)
USD	230,252	04/24/20	Goldman Sachs	Suntrust Banks, Inc.	2.36%	Monthly	—	6,478
USD	10,743,331	05/01/20	Goldman Sachs	US Equity Buyback Basket(c)	2.15%	Monthly	—	(102,943)
USD	716,228	05/01/20	Goldman Sachs	US Equity Buyback Basket(c)	2.13%	Monthly	—	(7,373)
CAD	970,603	05/15/20	Goldman Sachs	Westjet Airlines Ltd.	2.35%	Monthly	—	—
USD	1,199,134	05/15/20	Goldman Sachs	Zayo Group Holdings, Inc.	2.36%	Monthly	—	7,066
USD	78,131	05/26/20	Goldman Sachs	1.61%	Centene Corp.	Monthly	—	(16,511)
USD	100,569	05/26/20	Goldman Sachs	Spark Therapeutics, Inc.	2.36%	Monthly	—	11,440
USD	139,170	05/26/20	Goldman Sachs	Wellcare Health Plans, Inc.	2.36%	Monthly	—	17,435
USD	574,024	06/05/20	Goldman Sachs	Cypress Semiconductor Corp.	2.36%	Monthly	—	(3,676)
USD	1,184,200	06/05/20	Goldman Sachs	EL Paso Electric Co.	2.36%	Monthly	—	(10,905)
USD	1,211,460	06/12/20	Goldman Sachs	1.61%	United Technologies Corp.	Monthly	—	(99,426)
USD	758,462	06/12/20	Goldman Sachs	Raytheon Co.	2.36%	Monthly	—	71,279
USD	16,000,000	06/20/20	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.16%	Quarterly	(39,285)	(61,725)
EUR	1,406,685	06/26/20	Goldman Sachs	Altran Technologies SA	(0.02)%	Monthly	—	(7,980)
USD	761,774	06/26/20	Goldman Sachs	LegacyTexas Financial Group, Inc.	2.36%	Monthly	—	(5,158)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$647,979	06/26/20	Goldman Sachs	1.61%	Prosperity Bancshares, Inc.	Monthly	$—	$(188)
USD	172,646	07/17/20	Goldman Sachs	1.61%	Petroleum Co.	Callon Monthly	—	4,857
USD	162,189	07/17/20	Goldman Sachs	Carrizo Oil & Gas, Inc.	2.36%	Monthly	—	(3,662)
USD	61,978	07/17/20	Goldman Sachs	1.61%	Hillenbrand, Inc.	Monthly	—	(4,560)
USD	218,400	07/17/20	Goldman Sachs	Milacron Holdings Corp.	2.36%	Monthly	—	5,765
USD	220,075	07/17/20	Goldman Sachs	1.61%	People's United Financial, Inc.	Monthly	—	(12,514)
USD	219,789	07/17/20	Goldman Sachs	United Financial Bancorp, Inc.	2.36%	Monthly	—	12,329
USD	526,104	07/17/20	Goldman Sachs	Acacia Communications, Inc.	2.36%	Monthly	—	883
GBP	680,949	07/24/20	Goldman Sachs	EI Group PLC	1.16%	Monthly	—	1,017
USD	54,764	08/07/20	Goldman Sachs	Gannett Co., Inc.	2.32%	Monthly	—	1,081
USD	24,658	08/07/20	Goldman Sachs	1.60%	New Media Investment Group, Inc.	Monthly	—	(1,173)
USD	1,119,282	08/07/20	Goldman Sachs	Genomic Health, Inc.	2.32%	Monthly	—	(34,332)
USD	263,965	08/10/20	Goldman Sachs	1.60%	New Media Investment Group, Inc.	Monthly	—	(12,555)
USD	618,078	08/10/20	Goldman Sachs	Gannett Co., Inc.	2.36%	Monthly	—	12,199
EUR	690,566	08/21/20	Goldman Sachs	Green REIT PLC	(0.02)%	Monthly	—	(734)
USD	1,162,816	08/28/20	Goldman Sachs	Pivotal Software, Inc. Class A	2.36%	Monthly	—	4,680
CAD	1,078,092	09/18/20	Goldman Sachs	Dream Global Real Estate Investment Trust	2.35%	Monthly	—	2,623
USD	672,369	10/16/20	Goldman Sachs	RA Pharmaceuticals, Inc.	2.25%	Monthly	—	4,921
GBP	1,133,096	10/16/20	Goldman Sachs	Sophos Group PLC	1.16%	Monthly	—	(5,860)
USD	221,835	10/23/20	Goldman Sachs	Achillion Pharmaceuticals, Inc.	2.20%	Monthly	—	11,848

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
CAD	$669,770	10/23/20	Goldman Sachs	Hudson's Bay Co.	2.35%	Monthly	$—	$(2,406)
USD	1,147,515	10/30/20	Goldman Sachs	Liberty Property Trust	1.00%	Monthly	—	97
EUR	1,134,434	10/30/20	Goldman Sachs	Osram Licht AG	1.00%	Monthly	—	(2,435)
USD	1,149,770	10/30/20	Goldman Sachs	1.00%	Prologis, Inc.	Monthly	—	(1,115)
USD	56,977	12/09/19	JPMorgan Chase	Pacific Biosciences of California, Inc.	2.34%	Monthly	—	(3,010)
USD	15,499,999	12/20/19	JPMorgan Chase	iBoxx $ Liquid High Yield Index	2.16%	Quarterly	(113,817)	15,674
USD	4,100,000	01/23/20	JPMorgan Chase	J.P. Morgan EMBI Global Core(c)	2.84%	Quarterly	—	11,300
USD	3,700,000	01/23/20	JPMorgan Chase	J.P. Morgan EMBI Global Core(c)	1.00%	Quarterly	—	10,974
USD	28,368,239	01/24/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(c)	0.60%	Monthly	—	(256,353)
USD	1,959,267	01/24/20	JPMorgan Chase	J.P. Morgan Divimont Bespoke(c)	0.10%	Monthly	—	(1,080)
USD	33,287,726	01/24/20	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(c)	0.60%	Monthly	—	(122,131)
USD	62,838	03/09/20	JPMorgan Chase	Pacific Biosciences of California, Inc.	2.34%	Monthly	—	(3,320)
USD	789,045	04/13/20	JPMorgan Chase	Mellanox Technologies Ltd.	2.34%	Monthly	—	13,977
USD	227,607	05/26/20	JPMorgan Chase	Mellanox Technologies Ltd.	2.39%	Monthly	—	4,032
GBP	1,137,074	08/03/20	JPMorgan Chase	Merlin Entertainments PLC	1.06%	Monthly	—	3,954

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$1,176,099	08/03/20	JPMorgan Chase	Genesee & Wyoming, Inc. Class A	2.39%	Monthly	$—	$6,926
EUR	1,158,793	09/21/20	JPMorgan Chase	Axel Springer SE	1.00%	Monthly	—	(9,332)
USD	984,313	10/29/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(c)	0.60%	Monthly	—	4,634
USD	6,638,178	10/30/20	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(c)	0.10%	Monthly	—	(12,586)
USD	5,068,810	10/29/20	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(b)	0.10%	At Maturity	—	(45,213)
USD	36,415,186	11/29/19	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index	1.20%	At Maturity	—	(470,757)
USD	561,358	12/06/19	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(c)	1.20%	At Maturity	—	(8,650)
USD	28,289,233	12/06/19	Societe Generale	SG US Trend Index(a)	0.30%	At Maturity	—	256,139
USD	868,186	01/24/20	Societe Generale	SG US Trend Index(a)	0.30%	At Maturity	—	(159)
USD	1,598,533	10/30/20	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(c)	1.20%	At Maturity	—	6,051
							$(117,938)	$550,908

(a)  The index intends to provide exposure to the S&P 500 index.

(b)  The index constituents are available on the Fund's website.

(c)  The index constituents are available on the counterparty's website.

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2019

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $1,100,000 received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2019

Assets
Investments at value, including collateral for securities on loan of $2,175,854 (Cost $36,046,063) (Note 2)	$35,774,234[1]
Cash	16,093,085
Foreign currency at value (Cost $173,452)	193,746
Cash segregated held at brokers[2] (Note 2)	25,302,909
Unrealized appreciation on open swap contracts (Note 2)	3,273,682
Variation margin receivable on futures contracts (Note 2)	537,945
Receivable for Fund shares sold	191,271
Net receivable for open swap contracts	861,931
Receivable from investment adviser (Note 3)	237
Unrealized appreciation on forward foreign currency contracts (Note 2)	19,085
Receivable for investments sold	3,372
Interest receivable	2,357
Prepaid expenses and other assets	15,044
Total assets	82,268,898
Liabilities
Administrative services fee payable (Note 3)	3,701
Shareholder servicing/Distribution fee payable (Note 3)	212
Unrealized depreciation on open swap contracts (Note 2)	2,722,774
Payable upon return of securities loaned (Note 2)	2,175,854
Payable for investments purchased	1,585,302
Payable for Fund shares redeemed	34,123
Trustees' fee payable	16,998
Accrued expenses	249,064
Total liabilities	6,788,028
Net Assets
Capital stock, $.001 par value (Note 6)	7,656
Paid-in capital (Note 6)	78,609,491
Total distributable earnings (loss)	(3,136,277)
Net assets	$75,480,870
I Shares
Net assets	$74,486,433
Shares outstanding	7,554,154
Net asset value, offering price and redemption price per share	$9.86
A Shares
Net assets	$994,437
Shares outstanding	102,167
Net asset value and redemption price per share	$9.73
Maximum offering price per share (net asset value/(1-5.25%))	$10.27

1  Includes $2,123,633 of securities on loan.

2  For futures contracts, swap contracts and forward foreign currency contracts.

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2019

Investment Income
Interest	$828,540
Dividends	311,921
Securities lending (net of rebates)	12,019
Foreign taxes withheld	(8,720)
Total investment income	1,143,760
Expenses
Investment advisory fees (Note 3)	819,564
Administrative services fees (Note 3)	24,174
Shareholder servicing/Distribution fees (Note 3)
Class A	2,846
Custodian fees	365,632
Transfer agent fees (Note 3)	61,909
Trustees' fees	61,767
Legal fees	61,443
Audit and tax fees	60,023
Registration fees	48,872
Printing fees	33,923
Commitment fees (Note 4)	14,478
Insurance expense	2,409
Miscellaneous expense	7,654
Total expenses	1,564,694
Less: fees waived and expenses reimbursed (Note 3)	(892,012)
Net expenses	672,682
Net investment income	471,078
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Related Items
Net realized loss from investments	(1,624,107)
Net realized gain from futures contracts	1,590,747
Net realized loss from swap contracts	(1,834,841)
Net realized loss from written options	(1,451,259)
Net realized loss from foreign currency transactions	(118,682)
Net realized gain from forward foreign currency contracts	872,975
Net change in unrealized appreciation (depreciation) from investments	1,676,781
Net change in unrealized appreciation (depreciation) from futures contracts	(2,305,412)
Net change in unrealized appreciation (depreciation) from swap contracts	1,246,186
Net change in unrealized appreciation (depreciation) from written options	221,010
Net change in unrealized appreciation (depreciation) from foreign currency translations	75,199
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(444,215)
Net realized and unrealized loss from investments, futures contracts, swap contracts, written options and foreign currency related items	(2,095,618)
Net decrease in net assets resulting from operations	$(1,624,540)

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations
Net investment income	$471,078	$467,493
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts	(2,565,167)	(48,644)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts	469,549	(877,287)
Net decrease in net assets resulting from operations	(1,624,540)	(458,438)
From Distributions
From distributable earnings
Class I	(1,803,690)	(4,686,749)
Class A	(24,902)	(61,137)
Class C*	—	(2,114)
Net decrease in net assets resulting from distributions	(1,828,592)	(4,750,000)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	49,695,132	31,293,414
Reinvestment of dividends and distributions	1,821,562	4,729,725
Net asset value of shares redeemed	(78,882,851)	(28,052,586)
Net increase (decrease) in net assets from capital share transactions	(27,366,157)	7,970,553
Net increase (decrease) in net assets	(30,819,289)	2,762,115
Net Assets
Beginning of year	106,300,159	103,538,044
End of year	$75,480,870	$106,300,159

*  Class C was fully redeemed on February 15, 2018 and currently has no shareholders.

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$10.03[1]	$10.54	$10.39[1]	$10.36	$10.42
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.06	0.05	(0.04)	(0.08)	(0.01)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	(0.06)	(0.08)	0.41	0.13	0.25
Total from investment operations	0.00[3]	(0.03)	0.37	0.05	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.04)	—	(0.18)
Distributions from net realized gains	(0.17)	(0.48)	(0.18)	(0.02)	(0.12)
Total dividends and distributions	(0.17)	(0.48)	(0.22)	(0.02)	(0.30)
Net asset value, end of year	$9.86	$10.03[1]	$10.54	$10.39[1]	$10.36
Total return[4]	0.11%	(0.29)%	3.68%	0.53%	2.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$74,486	$104,886	$102,227	$114,951	$13,015
Ratio of net expenses to average net assets	0.85%	0.89%	1.00%	0.91%	1.56%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%	0.85%	0.85%	0.85%	1.32%
Ratio of net investment income (loss) to average net assets	0.60%	0.44%	(0.40)%	(0.79)%	(0.14)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.13%	0.95%	0.68%	0.65%	2.34%
Portfolio turnover rate	305%	1,373%	586%	1,021%	292%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$9.92[1]	$10.47	$10.31	$10.31	$10.37
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.03	0.02	(0.07)	(0.10)	(0.05)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	(0.05)	(0.09)	0.42	0.12	0.26
Total from investment operations	(0.02)	(0.07)	0.35	0.02	0.21
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.01)	—	(0.15)
Distributions from net realized gains	(0.17)	(0.48)	(0.18)	(0.02)	(0.12)
Total dividends and distributions	(0.17)	(0.48)	(0.19)	(0.02)	(0.27)
Net asset value, end of year	$9.73	$9.92[1]	$10.47	$10.31	$10.31
Total return[3]	(0.10)%	(0.68)%	3.45%	0.24%	2.08%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$994	$1,414	$1,267	$1,319	$320
Ratio of net expenses to average net assets	1.10%	1.14%	1.26%	1.17%	1.82%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%	1.10%	1.10%	1.11%	1.57%
Ratio of net investment income (loss) to average net assets	0.30%	0.19%	(0.65)%	(0.98)%	(0.44)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.13%	0.94%	0.68%	0.65%	2.33%
Portfolio turnover rate	305%	1,373%	586%	1,021%	292%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2019

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2019, the Fund held $8,937,729 in the Subsidiary, representing 11.84% of the Fund's consolidated net assets. For the year ended October 31, 2019, the net realized gain on securities and other financial instruments held in the Subsidiary was $1,056,684.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Fund	$3,700,945	$—	$—	$3,700,945
United States Treasury Obligations	—	29,897,435	—	29,897,435
Short-term Investment	—	2,175,854	—	2,175,854
	$3,700,945	$32,073,289	$—	$35,774,234
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$19,085	$—	$19,085
Futures Contracts	1,776,740	—	—	1,776,740
Swap Contracts**	—	3,273,682	—	3,273,682
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,528,080	$—	$—	$1,528,080
Swap Contracts**	—	2,722,774	—	2,722,774

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the year ended October 31, 2019, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2019 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2019.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$19,085	$—	$872,975	$(444,215)
Futures contracts(2)	4,004	27,374	166,812	(411,698)
Interest rate
Futures contracts(2)	679,695	115,121	1,743,277	96,703
Swap contracts(3)	4,634	257,433	(302,689)	(252,799)
Equity price
Futures contracts(2)	51,895	279,413	(64,250)	(2,089,122)
Swap contracts(3)	2,991,358	1,645,434	(2,072,938)	2,041,202
Purchased options	—	—	825,083	(36,340)
Written options	—	—	(1,451,259)	221,010
Credit risk
Swap contracts(3)	15,674	121,521	(131,522)	(105,847)
Commodity price
Futures contracts(2)	1,041,146	1,106,172	(344,027)	98,705
Swap contracts(3)	262,016	698,386	672,308	(436,370)
Total	$5,069,507	$4,250,854	$(86,230)	$(1,318,771)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

(3)  Includes cumulative appreciation (depreciation) of total return swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

For the year ended October 31, 2019, the Fund held average monthly value on a net basis of $22,936,145 in forward foreign currency contracts and average monthly notional values on a net basis of $107,641,280 and $123,593,145 in long futures contracts and short futures contracts and $359,474,083 in swap contracts, respectively. For the year ended October 31, 2019, the Fund received average monthly premiums of $175,969 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral pledged to the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$1,742,513	$—	$(1,100,000)	$—	$642,513
BNP Paribas	122,865	(112,004)	—	—	10,861
Citigroup	106,019	(69,907)	—	—	36,112
Morgan Stanley	19,085	—	—	—	19,085
Goldman Sachs	968,624	(968,624)	—	—	—
JPMorgan Chase	71,471	(71,471)	—	—	—
Societe Generale	262,190	(262,190)	—	—	—
	$3,292,767	$(1,484,196)	$(1,100,000)	$—	$708,571

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
BNP Paribas	$112,004	$(112,004)	$—	$—	$—
Citigroup	69,907	(69,907)	—	—	—
Goldman Sachs	1,608,431	(968,624)	—	(639,807)	—
JPMorgan Chase	407,812	(71,471)	—	(336,341)	—
Macquarie Bank Ltd.	45,213	—	—	—	45,213
Societe Generale	479,407	(262,190)	—	(217,217)	—
	$2,722,774	$(1,484,196)	$—	$(1,193,365)	$45,213

(a)  Swap contracts and forward foreign currency exchange contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2019, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed.

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2019, the amount of restricted cash held at brokers related to open futures contracts was $4,145,185.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2019 are disclosed in the Consolidated Schedule of Investments. At October 31, 2019, the amounts

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

of restricted cash held at brokers related to open forward currency contracts for the Fund was $380,000.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2019, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $18,293,571.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchange-traded written options are disclosed in the Consolidated Schedule of Investments. At October 31, 2019, the amount of restricted cash held at brokers related to option contracts was $2,484,153.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2019, the Fund had investment securities on loan with a fair value of $2,123,633. Collateral received for securities loaned and a related liability of $2,175,854 are presented gross in the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently with the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of October 31, 2019, the value of the related collateral exceeded the value of the securities loaned.

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

During the year ended October 31, 2019, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $48,142, of which $32,115 was rebated to borrowers (brokers). The Fund retained $12,019 in income from the cash collateral investment, and SSB, as lending agent, was paid $4,008. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2019, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $819,564 and $892,012, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2021.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2019 are as follows:

	Fee waivers/expense reimbursements subject to recoupment*	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022
Class I	$2,484,471	$701,219	$929,934	$853,318
Class A	33,023	8,368	12,157	12,498
Totals	$2,517,494	$709,587	$942,091	$865,816

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 3. Transactions with Affiliates and Related Parties (continued)

co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $24,174.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the year ended October 31, 2019, the Fund paid Rule 12b-1 distribution fees of $2,846 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2019, the Fund paid $54,713, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2019, CSSU and its affiliates advised the Fund that there were no commissions earned on the sale of Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2019 and during the year ended October 31, 2019, the Fund had no borrowings outstanding under the Credit Facility.

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2019, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$35,060,453	$79,124,464

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I and Class A shares. Class C was redeemed on February 15, 2018 and currently has no shareholders. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	5,009,238	$49,546,498	3,003,190	$30,529,151
Shares issued in reinvestment of dividends and distributions	189,642	1,801,599	462,544	4,680,939
Shares redeemed	(8,105,787)	(78,320,344)	(2,700,628)	(27,418,088)
Net increase (decrease)	(2,906,907)	$(26,972,247)	765,106	$7,792,002
	Class A
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	15,138	$148,634	75,605	$764,263
Shares issued in reinvestment of dividends and distributions	2,124	19,963	4,859	48,786
Shares redeemed	(57,597)	(562,507)	(58,975)	(591,939)
Net increase (decrease)	(40,335)	$(393,910)	21,489	$221,110
	Class C1
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares redeemed	—	$—	(4,366)	$(42,559)
Net increase (decrease)	—	$—	(4,366)	$(42,559)

1  Class C was fully redeemed on February 15, 2018 and currently has no shareholders.

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 6. Capital Share Transactions (continued)

On October 31, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	98%
Class A	3	74%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the years ended October 31, 2019 and 2018, respectively, was as follows:

Ordinary Income		Long-Term Capital Gain
2019	2018	2019	2018
$1,707,836	$4,589,753	$120,756	$160,247

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, mark to market of forward contracts, futures contracts, swap contracts, options contracts and deferred organizational expenses.

At October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$3,482,356
Accumulated net realized Loss	(6,822,974)
Unrealized appreciation	220,468
$(3,120,150)

At October 31, 2019, the Fund had $6,478,167 of unlimited short-term capital loss carryforwards and $344,807 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.
41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2019

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2019, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$36,392,628
Unrealized appreciation	$4,965,590
Unrealized depreciation	(4,765,331)
Net unrealized appreciation (depreciation)	$200,259

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/loss, Subsidiary cumulative income/loss and swap gain/loss, paid-in capital was charged $15,588, and distributable earnings/loss was credited $15,588. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

42

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Credit Suisse Multialternative Strategy Fund:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Multialternative Strategy Fund (the Fund), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2019, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with

43

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

custodians and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 20, 2019

44

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring).

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

45

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9	Director of Aberdeen Emerging Markets Equity Income Fund, Inc. (a closed-end investment company); Director of Aberdeen Funds (25 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

46

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1956	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

47

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

48

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

49

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-AR-1019

CREDIT SUISSE FUNDS

Annual Report

October 31, 2019

■  CREDIT SUISSE
STRATEGIC INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2019 (unaudited)

November 19, 2019

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the 12-month period ended October 31, 2019.

Performance Summary
11/1/2018 – 10/31/19

Fund & Benchmark	Performance
Class I1	4.68%
Class A1,2	4.42%
Class C1,2	3.64%
ICE BofAML 3-Month US Treasury Bill Index[3]	2.41%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for high yield and senior secured loans

The annual period ended October 31, 2019 was a positive one for the ICE BofAML 3-Month US Treasury Bill Index, the Fund's benchmark (the "Benchmark"), which returned 2.41% for the period. Additionally, the senior secured loan asset class, as represented by the Credit Suisse Leveraged Loan Index, returned 2.61% for the period, while high yield, represented by the ICE BofAML US High Yield Constrained Index, returned 8.32%.

As the Federal Reserve's policy swings shifted demand out of floating rate products, senior secured loan funds reported outflows each month, totaling -$53.4 billion for the year. Additionally, after some weakness in the final months of 2018, the high yield asset class saw a return to positive flows and firm investor demand throughout 2019. This, in turn, led to overall outperformance of high yield versus loans.

Strategic Review and Outlook: Expecting technicals to balance and create pockets of opportunity

For the 12-month period ended October 31, 2019, the Fund outperformed the Benchmark. Allocations to the high yield asset class were the most significant contributors to return thanks to the positive performance of the asset class. From a sector perspective, housing, information technology, media/telecommunications and gaming/leisure were the largest contributors to returns, while energy was the

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

largest detractor. Finally, from a ratings perspective, higher rated bonds and loans helped performance the most, with Ba3, Ba2 and Ba1 rated positions performing the best.

Both the senior secured loan and high yield asset classes delivered positive returns for the period. High yield, in particular, outperformed due to the pivot from the Federal Reserve earlier this year that led to a rally in the asset class. We believe that, going forward, the Fed's activity could be more muted and, as such, technicals within high yield may become more balanced. Given this, we believe there will be some pockets of opportunity for shifting relative value out of the high yield asset class and into loans. We will continue to look for these opportunities to rotate at a measured pace.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Strategic Income Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and the ICE BofAML
3-Month US Treasury Bill Index3
from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (0.57)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 2.65%.

3  The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond
3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index. The index was previously known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Average Annual Returns as of October 31, 20191

	1 Year	5 Years	Since Inception[2]
Class I	4.68%	5.46%	6.44%
Class A Without Sales Charge	4.42%	5.17%	6.16%
Class A With Maximum Sales Charge	(0.57)%	4.16%	5.43%
Class C Without CDSC	3.64%	4.41%	5.38%
Class C With CDSC	2.65%	4.41%	5.38%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.09% for Class I shares, 1.34% for Class A shares and 2.09% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2019

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,011.60	$1,009.40	$1,005.60
Expenses Paid per $1,000*	$5.02	$6.28	$10.06
Hypothetical 5% Fund Return
Beginning Account Value 05/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,020.21	$1,018.95	$1,015.17
Expenses Paid per $1,000*	$5.04	$6.31	$10.11
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2019 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2019)

S&P Ratings**
A	0.2%
BBB	2.6
BB	30.0
B	49.3
CCC	13.8
D	0.0[1]
NR	3.6
Subtotal	99.5
Equity and Other	0.5
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. (S&P"). S&P is a main provider of ratings for Credit Assets Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (43.1%)
Aerospace & Defense (1.2%)
$1,750	BBA U.S. Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.00)(1)	(BB, Ba2)	03/01/28	4.000	$1,741,250
750	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	807,203
1,350	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,449,562
					3,998,015
Auto Parts & Equipment (1.4%)
1,350	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B, B2)	11/15/26	5.625	1,154,250
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	1,218,000
1,835	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	1,853,350
500	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	529,850
					4,755,450
Brokerage (0.5%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB, B1)	09/15/25	5.750	1,560,000
Building & Construction (0.2%)
658	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	694,190
Building Materials (3.4%)
700	Advanced Drainage Systems, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/22 @ 102.50)(1)	(B, B1)	09/30/27	5.000	717,500
50	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	51,550
500	Beacon Roofing Supply, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/22 @ 102.25)(1)	(BB, B1)	11/15/26	4.500	510,625
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,052,987

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	$1,473,500
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	491,250
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba3)	02/01/28	5.375	795,938
3,050	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/19 @ 100.00)(1)	(CCC, Caa1)	08/15/20	12.000	3,000,437
2,310	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 102.25)(1)	(CCC+, Caa1)	05/15/23	9.000	2,128,088
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	1,028,750
					11,250,625
Cable & Satellite TV (1.5%)
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	583,000
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	950,625
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	320,250
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	283,714
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	644,700
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,282,200
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	485,779
500	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	530,000
					5,080,268

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (2.8%)
$1,025	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	$1,035,250
1,250	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 102.00)(1),(2)	(CCC+, Caa1)	06/01/23	8.750	1,234,375
1,900	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,929,094
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	1,010,000
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 12/02/19 @ 103.38)(1)	(BB-, B1)	11/15/22	6.750	259,062
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6)	(NR, NR)	05/01/20	9.000	706
1,500	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	1,500,000
450	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(B+, B2)	09/01/25	5.375	435,375
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	731,887
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	1,359,051
					9,494,800
Diversified Capital Goods (0.7%)
1,100	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	1,133,000
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	362,688
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	810,000
					2,305,688

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Electronics (0.8%)
$1,500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	$1,551,791
639	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	691,845
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	02/15/30	4.375	504,688
					2,748,324
Energy - Exploration & Production (0.5%)
500	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BB+, Ba1)	06/15/24	4.750	521,250
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B+, B3)	11/01/23	9.750	1,178,125
					1,699,375
Forestry & Paper (0.2%)
575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	596,563
Gaming (1.4%)
1,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,560,000
1,700	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,755,250
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	479,250
700	MGP Finance Co-Issuer, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	791,875
					4,586,375
Gas Distribution (0.6%)
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	418,500
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	715,312

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gas Distribution
$650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/19 @ 104.50)(1)	(BB, B1)	08/01/24	6.000	$680,063
					1,813,875
Health Facilities (0.3%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	546,250
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	271,040
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	279,125
					1,096,415
Health Services (1.5%)
1,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/16/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	1,560,000
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba2)	06/01/25	5.250	938,250
1,300	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 103.25)(1)	(CCC+, Caa2)	05/15/23	6.500	1,327,625
1,250	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 100.00)(1),(2)	(CCC+, Caa2)	11/01/21	8.125	1,246,875
					5,072,750
Insurance Brokerage (1.5%)
250	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(1)	(B, B2)	02/15/24	8.125	265,706
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	518,750
1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,564,000
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	768,750

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage
$1,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	$1,359,531
500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	508,750
					4,985,487
lnvestments & Misc. Financial Services (0.7%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,376,000
Machinery (0.5%)
1,450	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,502,563
Managed Care (0.1%)
370	WellCare Health Plans, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BB, Ba2)	08/15/26	5.375	394,513
Media - Diversified (0.3%)
650	National CineMedia LLC, Global Senior Secured Notes (Callable 11/07/19 @ 101.00)	(B+, Ba3)	04/15/22	6.000	658,190
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	245,625
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B+, Ba3)	04/15/28	5.875	210,720
					1,114,535
Media Content (1.4%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(B, B2)	08/15/27	6.625	335,562
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	2,095,000
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	794,169

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$1,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(BB-, Ba3)	11/01/24	4.875	$1,560,000
					4,784,731
Metals & Mining - Excluding Steel (1.5%)
1,600	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB, Ba2)	01/15/24	4.875	1,648,000
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B-, NR)	03/01/26	6.875	491,875
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B-, NR)	03/01/24	6.500	982,000
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 12/02/19 @ 104.38)(1),(5)	(B, B3)	06/15/22	8.750	1,725,750
					4,847,625
Oil Field Equipment & Services (0.9%)
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	254,500
300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 12/02/2019 @ 100.00)(1)	(CCC+, Caa1)	05/15/21	7.250	192,000
2,140	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 12/02/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	802,500
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B3)	02/15/25	8.250	1,690,000
					2,939,000
Oil Refining & Marketing (0.3%)
906	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 12/02/19 @ 101.08)	(BB-, B1)	11/01/22	6.500	917,325
Packaging (2.6%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,368,250
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 12/02/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	769,687

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging
$975	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	$1,025,505
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,413,750
630	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable12/02/2019 @ 100.00)	(B+, B1)	10/15/20	5.750	632,881
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/02/19 @ 102.56)(1)	(B+, B1)	07/15/23	5.125	514,225
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	488,062
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,048,944
500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	((P)B+, B2)	08/15/26	5.500	525,000
					8,786,304
Personal & Household Products (0.6%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1),(3)	(D, C)	03/15/25	8.875	5,625
930	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	973,013
960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/02/2019 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	1,006,800
					1,985,438
Pharmaceuticals (1.4%)
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B-, B3)	01/15/28	7.000	1,027,187
165	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/02/19 @ 101.47)(1)	(B-, B3)	05/15/23	5.875	168,094
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, B3)	12/15/25	9.000	563,225

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$750	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba2)	11/01/25	5.500	$786,570
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, Caa2)	02/01/25	6.000	128,500
750	Horizon Pharma U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(BB-, B1)	08/01/27	5.500	784,688
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	1,191,950
					4,650,214
Real Estate Development & Management (0.7%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,319,070
Real Estate Investment Trusts (1.2%)
2,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,067,500
250	iStar, Inc., Senior Unsecured Notes (Callable 12/02/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	256,563
1,250	iStar, Inc., Senior Unsecured Notes (Callable 12/02/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	1,285,937
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	518,750
					4,128,750
Recreation & Travel (1.8%)
1,430	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,569,425
1,500	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,605,000
750	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(BB-, B1)	07/15/29	5.250	808,125
600	Merlin Entertainments PLC, Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(B+, Ba3)	06/15/26	5.750	641,250
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 12/02/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	776,250

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$600	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB+, B1)	11/01/27	4.875	$600,180
					6,000,230
Restaurants (1.0%)
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,363,032
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	1,130,250
750	Yum! Brands, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(B+, B1)	01/15/30	4.750	788,437
					3,281,719
Software - Services (2.3%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,191,094
383	Epicor Software Corp., Rule 144A, Secured Notes (Callable 12/02/19 @ 100.00), LIBOR 3M + 7.250%(1),(7)	(CCC, Caa2)	06/30/23	9.350	381,465
2,250	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	2,393,437
3,400	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/02/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	3,574,250
					7,540,246
Specialty Retail (1.2%)
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B, B2)	10/30/25	8.500	526,440
650	GrubHub Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/22 @ 102.75)(1)	(BB-, Ba3)	07/01/27	5.500	611,000
770	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	809,463
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	524,375

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B-, B1)	05/01/25	7.500	$1,533,437
					4,004,715
Steel Producers/Products (0.0%)
120	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 12/02/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	126,639
Support - Services (1.8%)
650	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	696,312
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	424,375
275	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	289,080
1,000	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	1,040,000
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B+, B3)	06/01/25	5.125	566,325
200	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	205,250
250	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB-, Ba3)	12/15/26	6.500	271,563
500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Ba1)	11/15/27	3.875	506,375
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B, NR)	05/01/25	7.875	1,495,285
450	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	473,625
					5,968,190
Tech Hardware & Equipment (1.0%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	616,875

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment
$1,150	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	$1,093,627
500	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	516,250
1,115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	1,210,707
					3,437,459
Telecom - Wireless (0.5%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	258,750
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,374,750
					1,633,500
Telecom - Wireline Integrated & Services (1.3%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	852,000
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	509,839
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba1)	05/15/27	5.375	217,500
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC, Caa1)	12/31/24	7.875	660,937
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	((P)B+, B1)	10/15/27	6.750	1,028,750
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,155,000
					4,424,026
Theaters & Entertainment (1.3%)
1,725	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(CCC+, B3)	05/15/27	6.125	1,568,672

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment
$1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 12/02/19 @ 101.63)	(BB, B2)	06/01/23	4.875	$1,708,382
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B+, Ba3)	10/15/27	4.750	679,315
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/05/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	518,750
					4,475,119
Transport Infrastructure/Services (0.2%)
1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 12/02/2019 @ 100.00)(1)	(B, Caa1)	08/15/22	11.250	710,000
TOTAL CORPORATE BONDS (Cost $144,587,776)					144,086,111
BANK LOANS (47.7%)
Advertising (0.8%)
1,661	Clear Channel Outdoor Holdings, Inc., LIBOR 1M + 3.500%(7)	(B+, B1)	08/21/26	5.286	1,666,068
994	MH Sub I LLC, LIBOR 1M + 3.750%(7)	(B, B2)	09/13/24	5.536	970,840
					2,636,908
Aerospace & Defense (0.6%)
995	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(7)	(CCC+, B3)	11/28/21	7.187	982,892
992	TransDigm, Inc., LIBOR 3M + 2.500%(7)	(B+, Ba3)	06/09/23	4.286	989,263
					1,972,155
Auto Parts & Equipment (1.1%)
978	Dayco Products LLC, LIBOR 3M + 4.250%(6),(7)	(B-, B3)	05/19/23	6.374	865,088
745	Jason, Inc., LIBOR 3M + 4.500%(5),(7)	(CCC+, Caa1)	06/30/21	6.516	660,610
1,070	L&W, Inc., LIBOR 1M + 4.000%(6),(7)	(BB-, B2)	05/22/25	8.161	1,035,023
1,000	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(7)	(B+, Ba3)	04/30/26	5.300	988,750
					3,549,471

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building & Construction (0.1%)
$423	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(7)	(BB, B2)	10/29/24	4.540	$424,939
Building Materials (1.1%)
593	Airxcel, Inc., LIBOR 1M + 4.500%(7)	(B, B3)	04/28/25	6.286	562,135
753	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.000%(7)	(BB-, B2)	08/13/25	4.786	754,522
209	Henry Co. LLC, LIBOR 1M + 4.000%(7)	(B, B2)	10/05/23	5.786	209,059
1,244	NCI Building Systems, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	04/12/25	5.671	1,205,353
1,006	Priso Acquisition Corp., LIBOR 1M + 3.000%(7)	(B+, B2)	05/08/22	5.044	957,518
					3,688,587
Cable & Satellite TV (0.2%)
773	Midcontinent Communications, LIBOR 1M + 2.250%(7)	(BB, Ba3)	08/15/26	4.164	778,523
Chemicals (2.6%)
415	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(7)	(B, B2)	09/13/23	5.394	394,918
313	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(7)	(B, B2)	09/13/23	5.394	297,527
966	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(7)	(BB-, B1)	08/27/26	7.354	970,015
643	Minerals Technologies, Inc.(6)	(BB+, Ba2)	05/09/21	4.750	643,333
1,238	PMHC II, Inc., LIBOR 3M + 3.500%(7)	(CCC+, B3)	03/31/25	5.604	1,006,711
1,489	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(6),(7)	(B, B2)	10/15/25	6.795	1,407,456
1,072	Tronox Finance LLC, LIBOR 1M + 3.000%(7)	(BB-, Ba3)	09/23/24	4.660	1,064,438
747	UTEX Industries, Inc., LIBOR 1M + 4.000%(7)	(CCC, Caa1)	05/22/21	5.786	579,216
737	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(7)	(B-, B3)	10/28/24	5.350	678,540
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(6),(7)	(CCC, Caa2)	10/27/25	10.337	397,045
1,474	Zep, Inc., LIBOR 3M + 4.000%(7)	(CCC+, Caa1)	08/12/24	6.104	1,143,343
					8,582,542

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods (2.1%)
$1,122	Callaway Golf Co., LIBOR 1M + 4.500%(7)	(BB-, Ba3)	01/02/26	6.440	$1,135,832
1,977	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(7)	(B, B2)	11/30/23	5.927	1,869,274
526	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, B2)	12/31/21	4.790	526,292
1,472	Dynacast International LLC, LIBOR 3M + 3.250%(6),(7)	(B-, B2)	01/28/22	5.354	1,361,452
491	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(7)	(B, B1)	06/28/24	5.604	492,171
957	Filtration Group Corp., LIBOR 1M + 3.000%(7)	(B, B2)	03/29/25	4.786	957,821
584	Thermon Industries, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	10/24/24	5.782	585,335
					6,928,177
Electronics (1.3%)
640	AI Ladder (Luxembourg) Subco Sarl, LIBOR 3M + 4.500%(7)	(B, B2)	07/09/25	6.604	613,166
490	CPI International, Inc., LIBOR 1M + 3.500%(7)	(B, B3)	07/26/24	5.304	478,975
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7)	(CCC+, Caa2)	07/26/25	9.054	481,250
1,004	Microchip Technology, Inc., LIBOR 1M + 2.000%(7)	(BB+, Baa3)	05/29/25	3.790	1,008,062
976	Oberthur Technologies S.A., LIBOR 3M + 3.750%(7)	(B-, B3)	01/10/24	5.854	930,611
250	Rovi Solutions Corp., LIBOR 1M + 2.500%(7)	(BB, Ba3)	07/02/21	4.290	247,724
301	Seattle Spinco, Inc., LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.300	293,079
413	Triton Solar U.S. Acquisition Co., LIBOR 3M + 6.000%(6),(7)	(B+, B3)	10/29/24	7.786	344,968
					4,397,835
Energy - Exploration & Production (0.5%)
1,496	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(7)	(B, B2)	05/22/26	5.804	1,395,253
830	PES Holdings LLC, LIBOR 3M + 6.990%(3),(7)	(NR, NR)	12/31/22	6.990	274,016
					1,669,269
Environmental (0.1%)
496	GFL Environmental, Inc., LIBOR 1M + 3.000%(7)	(B+, B1)	05/30/25	4.786	495,301

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale (0.9%)
$490	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7)	(B-, B2)	12/13/23	5.036	$457,231
278	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(6),(7)	(B-, B2)	12/13/23	6.354	263,121
992	U.S. Foods, Inc., LIBOR 1M + 2.000%(7)	(BB+, Ba3)	06/27/23	3.786	996,530
215	U.S. Foods, Inc., LIBOR 1M + 2.000%(7)	(BB+, Ba3)	09/13/26	3.786	216,342
1,493	United Natural Foods, Inc., LIBOR 1M + 4.250%(7)	(B, B3)	10/22/25	6.036	1,202,395
					3,135,619
Gaming (1.2%)
1,484	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(7)	(BB, Ba3)	12/23/24	4.536	1,463,846
980	CBAC Borrower LLC, LIBOR 1M + 4.000%(7)	(B, B3)	07/08/24	5.786	946,518
1,472	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(7)	(B+, B1)	07/10/25	5.604	1,480,500
					3,890,864
Gas Distribution (0.7%)
1,131	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(7)	(B+, B1)	10/31/24	5.363	1,027,902
1,417	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(7)	(B+, B2)	09/27/24	5.800	1,250,660
					2,278,562
Health Facilities (1.0%)
1,000	DaVita, Inc., LIBOR 1M + 3.250%(7)	(BBB-, Ba1)	08/12/26	4.036	1,003,795
992	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(7)	(B-, B1)	09/02/24	5.040	960,981
162	Western Dental Services, Inc., LIBOR 1M + 4.500%(6),(7)	(B-, B3)	06/30/23	6.286	160,560
1,102	Western Dental Services, Inc., LIBOR 1M + 5.250%(6),(7)	(B-, B3)	06/30/23	7.036	1,099,410
					3,224,746
Health Services (2.8%)
2,032	Athenahealth, Inc., LIBOR 3M + 4.500%(7)	(B, B2)	02/11/26	6.681	2,019,000
1,494	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(7)	(B+, B2)	02/27/26	5.536	1,471,341
338	Carestream Health, Inc., LIBOR 1M + 5.750%(7)	(B, B1)	02/28/21	7.536	325,813

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$1,739	KUEHG Corp., LIBOR 3M + 3.750%(7)	(B-, B2)	02/21/25	5.854	$1,721,922
1,492	Learning Care Group, Inc., LIBOR 3M + 3.250%(7)	(B-, B2)	03/13/25	5.336	1,471,433
163	Navicure, Inc., LIBOR 1M + 4.000%(7)	(B-, B2)	10/22/26	5.868	162,488
500	Radiology Partners Holdings LLC, LIBOR 3M + 8.250%(6),(7)	(CCC+, Caa2)	07/09/26	10.153	487,500
992	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(7)	(B, B1)	05/15/22	4.927	977,794
499	Sotera Health Holdings LLC, LIBOR 1M + 3.500%(7)	(B, B1)	05/15/22	5.427	498,127
172	Valitas Health Services, Inc., LIBOR 3M + 10.000%(4),(6),(7)	(NR, NR)	06/30/20	12.104	170,265
305	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(6),(7)	(NR, NR)	06/30/20	14.104	28,970
					9,334,653
Insurance Brokerage (1.3%)
1,059	Acrisure LLC, LIBOR 3M + 4.250%(7)	(B, B2)	11/22/23	6.354	1,043,137
1,429	Alliant Holdings Intermediate, LLC, LIBOR 3M + 3.000%(7)	(B, B2)	05/09/25	4.804	1,394,483
673	AssuredPartners, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	10/22/24	5.286	662,168
1,293	NFP Corp., LIBOR 1M + 3.000%(7)	(B, B2)	01/08/24	4.786	1,257,247
					4,357,035
Investments & Misc. Financial Services (1.5%)
546	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7)	(B+, B3)	04/03/24	6.104	519,324
513	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(7)	(BB, Ba3)	04/18/25	4.036	515,444
563	Ditech Holding Corp., Prime + 7.000%(3),(7)	(NR, NR)	06/30/22	12.000	229,632
569	FinCo I LLC, LIBOR 1M + 2.000%(7)	(BB, Baa3)	12/27/22	3.786	570,584
430	Focus Financial Partners LLC, LIBOR 1M + 2.500%(7)	(BB-, Ba3)	07/03/24	4.286	431,508
784	Liquidnet Holdings, Inc., LIBOR 1M + 3.250%(7)	(BB-, Ba3)	07/15/24	5.036	779,676
946	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(7)	(B+, B2)	12/07/20	6.786	929,926

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$1,096	VFH Parent LLC, LIBOR 6M + 3.500%(7)	(B+, Ba3)	03/01/26	6.044	$1,095,823
					5,071,917
Machinery (1.4%)
924	Cohu, Inc., LIBOR 6M + 3.000%(7)	(B, B2)	10/01/25	5.200	884,730
291	CPM Holdings, Inc., LIBOR 1M + 3.750%(7)	(B-, B2)	11/17/25	5.536	286,170
247	CPM Holdings, Inc., LIBOR 1M + 8.250%(5),(7)	(CCC+, Caa2)	11/15/26	10.036	242,069
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7)	(CCC+, Caa2)	09/06/26	8.536	352,311
477	LTI Holdings, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	09/06/25	5.286	440,336
926	Milacron LLC, LIBOR 1M + 2.500%(6),(7)	(B+, B2)	09/28/23	4.286	926,093
667	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(6),(7)	(B+, B1)	06/27/24	4.536	657,665
794	Pro Mach Group, Inc., LIBOR 1M + 2.750%(7)	(B-, B2)	03/07/25	4.596	752,272
					4,541,646
Managed Care (0.4%)
1,406	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(7)	(B+, B2)	04/02/25	5.438	1,410,585
Media - Diversified (0.4%)
989	Diamond Sports Group LLC, LIBOR 1M + 3.2500%(7)	(BB, Ba2)	08/24/26	5.080	995,058
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(7)	(CCC+, Caa2)	10/19/26	8.786	240,312
					1,235,370
Media Content (0.3%)
1,000	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(7)	(BB, Ba2)	10/19/26	4.628	1,006,170
Medical Products (0.9%)
1,062	ABB Concise Optical Group LLC, LIBOR 6M + 5.000%(7)	(CCC+, B3)	06/15/23	7.168	1,011,304
886	Avantor, Inc., LIBOR 1M + 3.000%(7)	(B+, Ba2)	11/21/24	4.786	893,082
995	CryoLife, Inc., LIBOR 3M + 3.250%(7)	(B, B2)	12/02/24	5.354	996,802
222	Viant Medical Holdings, Inc., LIBOR 3M + 3.750%(7)	(B-, B3)	07/02/25	5.854	207,675
					3,108,863

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Metals & Mining - Excluding Steel (0.6%)
$1,899	GrafTech Finance, Inc., LIBOR 1M + 3.500%(6),(7)	(BB-, B1)	02/12/25	5.286	$1,830,456
221	Noranda Aluminum Acquisition Corp., Prime + 3.500%(3),(7)	(NR, NR)	02/28/19	8.500	13,274
					1,843,730
Non - Electric Utilities (0.2%)
733	BCP Raptor LLC, LIBOR 1M + 4.250%(7)	(B, B3)	06/24/24	6.036	649,274
Oil Refining & Marketing (0.4%)
1,374	EG America LLC, LIBOR 3M + 4.000%(7)	(B, B2)	02/07/25	6.104	1,330,102
Packaging (1.0%)
998	Berry Global, Inc., LIBOR 1M + 2.500%(7)	(BBB-, Ba2)	07/01/26	4.439	1,002,034
658	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(7)	(B, B2)	12/29/23	5.096	623,433
823	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(7)	(B, B3)	11/20/23	5.532	777,940
741	Strategic Materials, Inc., LIBOR 3M + 3.750%(5),(6),(7)	(CCC+, B3)	10/25/24	5.677	603,571
500	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(6),(7)	(CCC-, Caa3)	10/27/25	9.677	345,000
					3,351,978
Personal & Household Products (1.0%)
490	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(7)	(CCC+, Caa1)	09/29/25	9.536	489,979
1,729	Comfort Holding LLC, LIBOR 1M + 4.750%(7)	(CCC+, Caa1)	02/05/24	6.536	1,724,674
1,229	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(7)	(CCC+, Caa1)	11/08/23	5.405	732,021
250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(7)	(CCC-, Caa3)	11/08/24	9.846	69,943
457	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B-, B2)	11/30/23	5.859	447,804
					3,464,421
Pharmaceuticals (1.3%)
1,002	Akorn, Inc., LIBOR 1M + 7.000%(7)	(B-, Caa1)	04/16/21	8.813	932,285
430	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	06/02/25	4.921	432,464
230	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(7)	(BB-, Ba2)	11/27/25	4.671	230,806

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$873	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(7)	(B+, B1)	04/29/24	6.063	$805,456
970	Explorer Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	05/02/23	5.854	969,943
1,000	Syneos Health, Inc., LIBOR 1M + 1.500%(6),(7)	(BB, Ba3)	03/25/24	3.286	973,750
					4,344,704
Real Estate Development & Management (0.9%)
357	Capital Automotive LP, LIBOR 1M + 2.500%(7)	(B, B1)	03/24/24	4.290	357,261
684	Capital Automotive LP, LIBOR 1M + 6.000%(7)	(CCC+, B3)	03/24/25	7.790	687,228
1,021	Forest City Enterprises LP, LIBOR 1M + 4.000%(7)	(B+, B2)	12/07/25	5.786	1,028,062
1,000	Hanjin International Corp., LIBOR 1M + 2.500%(6),(7)	(B+, Ba3)	10/18/20	4.304	997,500
					3,070,051
Real Estate Investment Trusts (0.7%)
2,239	DTZ U.S. Borrower LLC, LIBOR 1M + 3.250%(7)	(BB-, Ba3)	08/21/25	5.036	2,246,327
Recreation & Travel (1.1%)
250	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(5),(7)	(CCC+, Caa2)	09/04/26	9.536	247,500
1,485	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(6),(7)	(B+, B2)	09/05/25	5.536	1,455,720
1,968	Hornblower Sub LLC, LIBOR 3M + 4.500%(7)	(B, B2)	04/27/25	6.604	1,971,321
					3,674,541
Restaurants (2.1%)
1,772	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(7)	(B, B2)	06/27/25	5.286	1,678,587
1,896	Golden Nugget, Inc., LIBOR 1M + 2.750%(7)	(B+, Ba3)	10/04/23	4.688	1,894,599
1,243	IRB Holding Corp., LIBOR 3M + 3.250%(7)	(B+, B2)	02/05/25	5.216	1,235,509
496	K-Mac Holdings Corp., LIBOR 1M + 3.000%(7)	(B-, B2)	03/14/25	4.786	483,271
296	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7)	(CCC, Caa2)	03/16/26	8.536	293,822
742	Miller's Ale House, Inc., LIBOR 12M + 4.750%(6),(7)	(B-, B3)	05/26/25	6.958	683,083

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Restaurants
$746	Tacala LLC, LIBOR 1M + 3.000%(7)	(B-, B2)	01/31/25	4.786	$735,795
					7,004,666
Software - Services (6.1%)
750	Air Newco LLC, LIBOR 3M + 4.250%(7)	(B-, B2)	10/09/26	6.262	745,313
1,000	Almonde, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	06/13/24	5.696	958,180
1,242	Compuware Corp., LIBOR 1M + 4.000%(7)	(B, B2)	08/22/25	5.786	1,248,593
1,230	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	04/29/24	4.540	1,211,934
902	Emerald TopCo, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	07/24/26	5.286	889,273
1,714	Epicor Software Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	06/01/22	5.040	1,710,324
364	Flexera Software LLC, LIBOR 1M + 3.500%(7)	(B-, B1)	02/26/25	5.290	364,546
1,535	Flexera Software LLC, LIBOR 1M + 7.250%(7)	(CCC+, Caa1)	02/26/26	9.040	1,539,049
498	Go Daddy Operating Company LLC, LIBOR 1M + 1.750%(7)	(BB, Ba1)	02/15/24	3.536	499,441
750	Huskies Parent, Inc., LIBOR 1M + 4.000%(6),(7)	(B-, B2)	07/31/26	5.786	746,250
1,244	Hyland Software, Inc., LIBOR 1M + 7.000%(7)	(CCC, Caa1)	07/07/25	8.786	1,251,389
1,244	Hyland Software, Inc., LIBOR 1M + 3.250%(7)	(B-, B1)	07/01/24	5.036	1,238,388
685	MA FinanceCo. LLC, LIBOR 1M + 2.250%(7)	(BB-, B1)	11/19/21	4.050	681,868
45	MA FinanceCo. LLC, LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.300	43,398
384	Newport Group, Inc., LIBOR 3M + 3.750%(6),(7)	(B, B2)	09/13/25	5.895	381,778
1,134	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 4.250%(7)	(B, B3)	04/26/24	6.240	1,133,528
1,119	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(7)	(B-, B2)	06/01/26	5.286	1,102,773
249	Project Leopard Holdings, Inc., LIBOR 6M + 4.500%(7)	(B, B2)	07/07/23	6.700	249,677
497	Project Leopard Holdings, Inc., LIBOR 1M + 4.250%(7)	(B, B2)	07/07/23	6.450	496,253
693	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(7)	(B-, B2)	02/09/24	5.286	684,428

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$311	S2P Acquisition Borrower, Inc., LIBOR 1M + 4.000%(7)	(B-, B2)	08/14/26	5.786	$310,132
497	SolarWinds Holdings, Inc., LIBOR 1M + 2.750%(7)	(B, B1)	02/05/24	4.536	497,563
226	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(7)	(BB+, Ba2)	04/16/25	4.036	227,112
347	SS&C Technologies, Inc., LIBOR 1M + 2.250%(7)	(BB+, Ba2)	04/16/25	4.036	347,916
1,700	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(7)	(B, B2)	05/04/26	5.536	1,705,432
					20,264,538
Specialty Retail (0.4%)
680	Champ Acquisition Corp., LIBOR 3M + 5.500%(7)	(B, B1)	12/19/25	7.604	680,808
38	Mister Car Wash Holdings, Inc.(8),(9)	(NR, B2)	05/14/26	3.500	38,037
764	Mister Car Wash Holdings, Inc., LIBOR 3M + 3.500%(7)	(B-, B2)	05/14/26	5.658	758,837
					1,477,682
Steel Producers/Products (0.9%)
1,203	Atkore International, Inc., LIBOR 3M + 2.750%(7)	(BB-, B2)	12/22/23	4.860	1,202,962
1,814	Zekelman Industries, Inc., LIBOR 1M + 2.250%(7)	(BB-, B1)	06/14/21	4.073	1,813,185
					3,016,147
Support - Services (2.5%)
90	Allied Universal Holdco LLC(9)	(B-, B3)	07/10/26	2.125	89,575
910	Allied Universal Holdco LLC, LIBOR 6M + 4.250%(7)	(B-, B3)	07/10/26	6.507	904,710
1,469	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(7)	(B-, B3)	06/21/24	6.240	1,429,837
1,982	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(7)	(B+, B1)	03/01/24	4.286	1,972,786
701	Long Term Care Group, Inc., LIBOR 1M + 5.250%(7)	(B, B3)	12/06/22	7.036	686,769
977	Pike Corp., LIBOR 1M + 3.250%(7)	(B, B2)	07/24/26	5.040	978,878
980	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(5),(7)	(CCC, Caa1)	12/20/23	6.436	872,115
719	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/31/25	5.036	699,256
470	St. George's University Scholastic Services, LIBOR 1M + 3.500%(7)	(B+, B2)	07/17/25	5.290	471,110

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$327	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(7)	(CCC+, Caa2)	08/25/25	9.950	$322,036
					8,427,072
Tech Hardware & Equipment (0.2%)
600	CommScope, Inc., LIBOR 1M + 3.250%(7)	(B+, Ba3)	04/06/26	5.036	590,113
Telecom - Wireless (0.5%)
996	Sprint Communications, Inc., LIBOR 1M + 2.500%(7)	(BB-, Ba2)	02/02/24	4.313	986,627
746	Sprint Communications, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	02/02/24	4.813	742,976
					1,729,603
Telecom - Wireline Integrated & Services (2.4%)
490	Altice Financing S.A., LIBOR 1M + 2.750%(7)	(B+, B2)	01/31/26	4.596	473,551
499	Altice France S.A., LIBOR 1M + 4.000%(7)	(B, B2)	08/14/26	5.921	492,329
995	Altice France S.A., LIBOR 1M + 3.688%(7)	(B, B2)	01/31/26	5.609	973,782
1,496	CenturyLink Inc., LIBOR 1M + 2.750%(7)	(BBB-, Ba3)	01/31/25	4.536	1,483,198
649	GTT Communications, Inc., LIBOR 1M + 2.750%(7)	(B-, B2)	05/31/25	4.540	486,082
1,500	Level 3 Financing, Inc., LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	02/22/24	4.036	1,503,750
1,629	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	11/15/24	4.786	1,611,633
461	TVC Albany, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	07/23/25	5.290	457,271
438	TVC Albany, Inc., LIBOR 1M + 7.500%(7)	(CCC, Caa2)	07/23/26	9.290	434,219
					7,915,815
Theaters & Entertainment (1.7%)
498	AMC Entertainment Holdings, Inc., LIBOR 6M + 3.000%(7)	(BB-, Ba2)	04/22/26	5.230	497,916
1,204	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(6),(7)	(B-, B2)	07/03/26	6.290	1,156,056
1,806	Technicolor S.A., LIBOR 3M + 2.750%(7)	(B, B3)	12/06/23	4.874	1,485,112
171	TopGolf International, Inc., LIBOR 1M + 5.500%(7)	(B-, B3)	02/08/26	7.421	172,555
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$2,493	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(7)	(B, B2)	05/18/25	4.600	$2,414,988
					5,726,627
Trucking & Delivery (0.4%)
423	International Seaways, Inc., LIBOR 3M + 6.000%(7)	(B+, B3)	06/22/22	7.790	424,905
987	Transplace Holdings, Inc., LIBOR 1M + 3.750%(7)	(B-, B1)	10/07/24	5.554	966,389
					1,391,294
TOTAL BANK LOANS (Cost $164,310,887)					159,238,422
ASSET BACKED SECURITIES (4.4%)
Collateralized Debt Obligations (4.4%)
500	BlueMountain CLO 2016-2 Ltd., 2016-2A, Rule 144A, LIBOR 3M + 7.790%(1),(7)	(BB-, NR)	08/20/32	9.926	485,724
500	BlueMountain CLO 2018-1 Ltd., 2018-1A, Rule 144A, LIBOR 3M + 2.050%(1),(7)	(A, NR)	07/30/30	3.986	479,345
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(7)	(BB-, NR)	01/15/30	7.201	659,792
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(BB-, NR)	07/27/31	7.356	610,546
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, B1)	04/27/27	8.086	464,046
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(5),(9),(10)	(NR, NR)	07/20/31	0.000	341,101
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/18/31	7.853	638,189
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(NR, Ba3)	01/18/31	7.403	673,715
750	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(7)	(BB-, NR)	10/15/29	8.351	682,421
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/27/31	7.790	669,704

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(BB-, NR)	04/26/31	7.686	$670,669
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(5),(9),(10)	(NR, NR)	07/25/27	0.000	79,273
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(7)	(BB, NR)	01/20/25	6.716	476,570
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(7)	(NR, Ba3)	10/16/30	7.501	426,164
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(7)	(NR, Ba3)	04/15/29	8.081	636,306
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.30%(1),(7)	(NR, Ba3)	07/20/30	8.266	687,261
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(7)	(NR, Baa3)	07/17/28	4.972	480,747
750	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(7)	(NR, Baa3)	07/15/28	5.061	723,384
750	THL Credit Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550%(1),(7)	(NR, Ba3)	10/15/27	7.536	680,102
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/15/32	9.115	980,774
500	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(7)	(NR, Baa3)	10/22/31	5.453	457,308
750	Venture CDO Ltd., 2016 24A, Rule 144A, LIBOR 3M + 3.900%(1),(7)	(NR, Baa2)	10/20/28	5.866	750,125
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, Ba3)	07/20/30	8.116	438,466
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(7)	(NR, Ba3)	01/20/29	8.966	423,113
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(NR, Ba3)	06/20/29	7.906	659,085

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(7)	(BBB-, NR)	07/14/31	5.351	$466,449
TOTAL ASSET BACKED SECURITIES (Cost $16,535,998)					14,740,379
Number of Shares
COMMON STOCKS (0.5%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(4),(5),(6)				517,815
Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(5),(6)				—
Building Materials (0.1%)
60,000	Cornerstone Building Brands, Inc.(11)				375,000
2,935	Euramax International, Inc.(4),(6),(11)				85,112
					460,112
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(4),(5),(6),(11)				15
25,202	Proppants Holdings LLC(4),(5),(6)				230,850
					230,865
Energy - Exploration & Production (0.0%)
54,344	Independence Contract Drilling, Inc.(11)				48,366
37,190	PES Energy, Inc.(5)				4,649
					53,015
Health Services (0.0%)
19,765	Valitas Health Services, Inc.(4),(6),(11)				198
Metals & Mining - Excluding Steel (0.1%)
1,100,000	Taseko Mines Ltd.(11)				435,196
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(6)				—
8	Sprint Industrial Holdings LLC, Class H(4),(5),(6)				—
19	Sprint Industrial Holdings LLC, Class I(4),(5),(6)				—
					0
TOTAL COMMON STOCKS (Cost $2,922,025)					1,697,201

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Number of Shares		Value
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(11)	$—
Diversified Capital Goods (0.0%)
5,506	Horizon Global Corp. expires 06/30/2021(11)	12,884
TOTAL WARRANTS (Cost $3,276)		12,884
TOTAL INVESTMENTS AT VALUE (95.7%) (Cost $328,359,962)		319,774,997
OTHER ASSETS IN EXCESS OF LIABILITIES (4.3%)		14,308,262
NET ASSETS (100.0%)		$334,083,259

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities amounted to a value of $133,798,491 or 40.0% of net assets.

(2)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(3)  Bond is currently in default.

(4)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(5)  Illiquid security (unaudited).

(6)  Security is valued using significant unobservable inputs.

(7)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2019.

(8)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2019.

(9)  All or a portion is an unfunded loan commitment (See note 2-I).

(10)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2019.

(11)  Non-income producing security.

INVESTMENT ABBREVIATIONS

12M = 12 Month

1M = 1 Month

3M = 3 Month

6M = 6 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2019

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
CAD	66,000	USD	50,139	10/13/20	Deutsche Bank AG	$50,139	$50,211	$72
USD	488,198	CAD	649,000	10/13/20	Morgan Stanley	(488,198)	(493,743)	(5,545)
								$(5,473)

Currency Abbreviations:

CAD = Canadian Dollar

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2019

Assets
Investments at value (Cost $328,359,962) (Note 2)	$319,774,997
Cash	17,496,875
Interest receivable	3,235,092
Receivable for Fund shares sold	913,167
Receivable for investments sold	416,479
Unrealized appreciation on forward foreign currency contracts (Note 2)	72
Prepaid expenses and other assets	42,408
Total assets	341,879,090
Liabilities
Investment advisory fee payable (Note 3)	198,130
Administrative services fee payable (Note 3)	16,617
Shareholder servicing/Distribution fee payable (Note 3)	56,148
Payable for investments purchased	6,606,832
Payable for Fund shares redeemed	633,686
Dividend payable	75,647
Unfunded loan commitments (Note 2)	38,300
Trustees' fee payable	16,998
Unrealized depreciation on forward foreign currency contracts (Note 2)	5,545
Accrued expenses	147,928
Total liabilities	7,795,831
Net Assets
Capital stock, $.001 par value (Note 6)	33,824
Paid-in capital (Note 6)	350,089,707
Total distributable earnings (loss)	(16,040,272)
Net assets	$334,083,259
I Shares
Net assets	$230,330,248
Shares outstanding	23,323,121
Net asset value, offering price and redemption price per share	$9.88
A Shares
Net assets	$50,343,049
Shares outstanding	5,096,074
Net asset value and redemption price per share	$9.88
Maximum offering price per share (net asset value/(1-4.75%))	$10.37
C Shares
Net assets	$53,409,962
Shares outstanding	5,405,278
Net asset value, offering price and redemption price per share	$9.88

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Year Ended October 31, 2019

Investment Income
Interest	$19,107,414
Dividends	8,010
Total investment income	19,115,424
Expenses
Investment advisory fees (Note 3)	2,527,169
Administrative services fees (Note 3)	95,899
Shareholder servicing/Distribution fees (Note 3)
Class A	121,213
Class C	497,710
Transfer agent fees (Note 3)	230,196
Audit and tax fees	67,765
Registration fees	66,663
Custodian fees	62,926
Trustees' fees	61,767
Printing fees	49,970
Legal fees	47,281
Commitment fees (Note 4)	40,591
Insurance expense	5,237
Miscellaneous expense	14,188
Total expenses	3,888,575
Less: fees waived (Note 3)	(291,203)
Net expenses	3,597,372
Net investment income	15,518,052
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(464,287)
Net realized loss from foreign currency transactions	(32,559)
Net realized gain from forward foreign currency contracts	129,176
Net change in unrealized appreciation (depreciation) from investments	(2,661,494)
Net change in unrealized appreciation (depreciation) from foreign currency translations	22,894
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(51,308)
Net realized and unrealized loss from investments and foreign currency related items	(3,057,578)
Net increase in net assets resulting from operations	$12,460,474

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
From Operations
Net investment income	$15,518,052	$10,906,459
Net realized loss from investments, forward foreign currency contracts and foreign currency transactions	(367,670)	(975,833)
Net change in unrealized appreciation (depreciation) from investments, forward foreign currency contracts and foreign currency translations	(2,689,908)	(5,481,740)
Net increase in net assets resulting from operations	12,460,474	4,448,886
From Distributions
From distributable earnings
Class I	(10,684,898)	(7,172,692)
Class A	(2,448,231)	(1,985,570)
Class C	(2,143,869)	(1,694,777)
Return of Capital
Class I	(163,611)	(26,230)
Class A	(37,488)	(7,261)
Class C	(32,828)	(6,198)
Net decrease in net assets resulting from distributions	(15,510,925)	(10,892,728)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	192,306,895	188,618,647
Reinvestment of dividends	14,727,482	9,932,376
Net asset value of shares redeemed	(136,604,533)	(108,380,424)
Net increase in net assets from capital share transactions	70,429,844	90,170,599
Net increase in net assets	67,379,393	83,726,757
Net Assets
Beginning of year	266,703,866	182,977,109
End of year	$334,083,259	$266,703,866

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$9.96	$10.24	$9.73	$9.78	$10.46
INVESTMENT OPERATIONS
Net investment income[1]	0.53	0.51	0.54	0.71	0.66
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.08)	(0.27)	0.52	(0.04)	(0.46)
Total from investment operations	0.45	0.24	1.06	0.67	0.20
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.52)	(0.52)	(0.53)	(0.72)	(0.60)
Distributions from net realized gains	—	—	—	—	(0.22)
Return of capital	(0.01)	(0.00)[2]	(0.02)	—	(0.06)
Total dividends and distributions	(0.53)	(0.52)	(0.55)	(0.72)	(0.88)
Net asset value, end of year	$9.88	$9.96	$10.24	$9.73	$9.78
Total return[3]	4.68%	2.34%	11.11%	7.40%	2.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$230,330	$175,189	$114,605	$60,899	$65,651
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets excluding interest expense	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	5.36%	5.08%	5.34%	7.64%	6.59%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%	0.17%	0.26%	0.29%	0.16%
Portfolio turnover rate	37%	45%	79%	73%	85%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$9.96	$10.24	$9.74	$9.79	$10.47
INVESTMENT OPERATIONS
Net investment income[1]	0.51	0.49	0.51	0.64	0.55
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.08)	(0.28)	0.51	0.00[2]	(0.38)
Total from investment operations	0.43	0.21	1.02	0.64	0.17
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.50)	(0.49)	(0.50)	(0.69)	(0.57)
Distributions from net realized gains	—	—	—	—	(0.22)
Return of capital	(0.01)	(0.00)[2]	(0.02)	—	(0.06)
Total dividends and distributions	(0.51)	(0.49)	(0.52)	(0.69)	(0.85)
Net asset value, end of year	$9.88	$9.96	$10.24	$9.74	$9.79
Total return[3]	4.42%	2.09%	10.71%	7.12%	1.78%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$50,343	$44,930	$36,961	$8,447	$66,244
Ratio of net expenses to average net assets	1.24%	1.24%	1.24%	1.25%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	5.13%	4.84%	4.99%	6.73%	5.45%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%	0.17%	0.26%	0.29%	0.16%
Portfolio turnover rate	37%	45%	79%	73%	85%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of year	$9.96[1]	$10.24	$9.74	$9.79	$10.47[1]
INVESTMENT OPERATIONS
Net investment income[2]	0.43	0.41	0.43	0.63	0.55
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.08)	(0.28)	0.52	(0.06)	(0.45)
Total from investment operations	0.35	0.13	0.95	0.57	0.10
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.42)	(0.41)	(0.43)	(0.62)	(0.51)
Distributions from net realized gains	—	—	—	—	(0.22)
Return of capital	(0.01)	(0.00)[3]	(0.02)	—	(0.05)
Total dividends and distributions	(0.43)	(0.41)	(0.45)	(0.62)	(0.78)
Net asset value, end of year	$9.88	$9.96[1]	$10.24	$9.74	$9.79
Total return[4]	3.64%	1.33%	9.88%	6.33%	1.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$53,410	$46,586	$31,411	$6,673	$3,022
Ratio of net expenses to average net assets	1.99%	1.99%	1.99%	2.00%	2.00%
Ratio of expenses to average net assets excluding interest expense	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	4.38%	4.09%	4.25%	6.70%	5.52%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%	0.17%	0.26%	0.29%	0.16%
Portfolio turnover rate	37%	45%	79%	73%	85%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2019

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$144,085,405	$706		$144,086,111
Bank Loans	—	139,722,785	19,515,637		159,238,422
Asset Backed Securities	—	14,740,379	—		14,740,379
Common Stocks	858,562	4,649	833,990	(1)	1,697,201	(1)
Warrants	—	12,884	—	(1)	12,884	(1)
	$858,562	$298,566,102	$20,350,333	(1)	$319,774,997	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$72	$—		$72
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,545	$—		$5,545

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes a zero valued security.

The following is a reconciliation of investments as of October 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2018	$388,712 (1)	$14,704,079	$1,152,121 (1)	$—	$16,244,912 (1)
Accrued discounts (premiums)	(89)	101,936	—	—	101,847
Purchases	48,322	9,249,076	573,309	3,276	9,873,983
Sales	(54,542)	(6,336,048)	—	—	(6,390,590)
Realized gain (loss)	5,386	(470,994)	—	—	(465,608)
Change in unrealized appreciation (depreciation)	(5,618)	(825,942)	(838,425)	(3,276)	(1,673,261)
Transfers into Level 3	—	8,418,957	—	—	8,418,957
Transfers out of Level 3	(381,465)	(5,325,427)	(53,015)	—	(5,759,907)
Balance as of October 31, 2019	$706	$19,515,637	$833,990 (1)	$— (1)	$20,350,333 (1)
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2019	$(1,716)	$(848,594)	$(466,579)	$(3,276)	$(1,320,165)

(1)  Includes a zero valued security.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2019	Valuation Technique	Unobservable Input	Range (Weighted Average*)
Corporate Bonds	$706	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
Bank Loans	$199,235	Market Approach	EBITDA Multiples	7.0 (N/A)
	$19,316,402	Vendor Pricing	Single Broker Quote	$0.06 – $1.00	($0.95)
Common Stocks	$316,175	Market Approach	EBITDA Multiples	3.0 – 9.1	(6.78)
	$0	Income Approach	Expected Remaining Distribution	$0.00 – $0.01	($0.00)
	$517,815	Vendor Pricing	Single Broker Quote	$22.50 (N/A)
Warrant	$0	Market Approach	EBITDA Multiples	4.9 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2019, $8,418,957 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs, $ 5,711,541 was transferred from Level 3 to Level 2 and $ 48,366 was transferred from Level 3 to Level 1 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2019 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2019.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$72	$5,545	$129,176	$(51,308)

For the year ended October 31, 2019, the Fund held an average monthly value on a net basis of $4,293,805 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$72	$—	$—	$—	$72

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Assets
Morgan Stanley	$5,545	$—	$—	$—	$5,545

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2019, the Fund had no open futures contracts.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2019 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of October 31, 2019, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Mister Car Wash Holdings, Inc.	05/14/26	3.500	$38,300

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2019 and during the year ended October 31, 2019, there were no securities out on loan.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 2. Significant Accounting Policies (continued)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Effective November 12, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the year ended October 31, 2019, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $2,527,169 and $291,203, respectively. Prior

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 3. Transactions with Affiliates and Related Parties (continued)

to March 1, 2018 and effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2019 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022
Class I	$378,473	$219,725	$57,746	$101,002
Class A	112,153	70,189	18,678	23,286
Class C	84,383	42,606	17,570	24,207
Totals	$575,009	$332,520	$93,994	$148,495

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $95,899.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 3. Transactions with Affiliates and Related Parties (continued)

assets. For the year ended October 31, 2019, the Fund paid Rule 12b-1 distribution fees of $121,213 for Class A shares and $497,710 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2019, the Fund paid $167,152, which is included within transfer agent fees.

For the year ended October 31, 2019, CSSU and its affiliates advised the Fund that they retained $34,262 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2019 and during the year ended October 31, 2019, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the year ended October 31, 2019, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2019, purchases and sales of investment securities (excluding short-term investments) were $174,521,447 and $104,089,466, respectively.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	16,020,683	$158,880,864	14,377,206	$145,493,006
Shares issued in reinvestment of dividends	1,040,714	10,308,101	661,315	6,680,270
Shares redeemed	(11,330,312)	(111,828,758)	(8,640,791)	(87,482,417)
Net increase	5,731,085	$57,360,207	6,397,730	$64,690,859
	Class A
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	1,841,627	$18,205,631	2,132,305	$21,599,295
Shares issued in reinvestment of dividends	232,793	2,305,904	169,722	1,715,488
Shares redeemed	(1,488,521)	(14,712,852)	(1,400,877)	(14,184,386)
Net increase	585,899	$5,798,683	901,150	$9,130,397
	Class C
	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	1,534,833	$15,220,400	2,121,083	$21,526,346
Shares issued in reinvestment of dividends	213,349	2,113,477	151,999	1,536,618
Shares redeemed	(1,018,335)	(10,062,923)	(664,145)	(6,713,621)
Net increase	729,847	$7,270,954	1,608,937	$16,349,343

On October 31, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	72%
Class A	5	65%
Class C	3	87%

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 6. Capital Share Transactions (continued)

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the years ended October 31, 2019 and 2018, respectively, by the Fund was as follows:

Ordinary Income		Return of Capital
2019	2018	2019	2018
$15,276,998	$10,853,039	$233,927	$39,689

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forwards and deferred organizational expenses.

At October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(7,352,279)
Unrealized depreciation	(8,585,183)
$(15,937,462)

At October 31, 2018, the Fund had $987,344 of unlimited short-term capital loss carryforwards and $6,364,935 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2019, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$328,354,707
Unrealized appreciation	$5,742,295
Unrealized depreciation	(14,327,478)
Net unrealized appreciation (depreciation)	$(8,585,183)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2019

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Credit Suisse Strategic Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Strategic Income Fund (the Fund), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with custodians and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
December 20, 2019

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring).

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc. (a closed-end investment company); Director of Aberdeen Funds (25 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1019

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2019.  There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2019.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Mahendra R. Gupta and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, KPMG LLP (“KPMG”), for its fiscal years ended October 31, 2018 and October 31, 2019.

	2018	2019
Audit Fees	$170,000	$175,600
Audit-Related Fees(1)	$28,913	$34,736
Tax Fees(2)	$13,680	$13,680
All Other Fees	$13,910	$—
Total	$226,503	$224,016

(1)         Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($28,913 for 2018 and $34,736 for 2019).

(2)         Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by KPMG to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019.

	2018	2019
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2018	2019
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019:

	2018	2019
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by KPMG for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2018 and October 31, 2019 were $0 and $0, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other) Iran related activities disclosure requirement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 6, 2020

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	January 6, 2020